SEC Registration Nos.
                                                  811-3591 and 2-80154


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 41 XX

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                            INVESTMENT ACT OF 1940

                             Amendment No. 41 XX


                        Calvert Variable Series, Inc.

              (Exact Name of Registrant as Specified in Charter)

                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number: (301) 951-4800

                             William M. Tartikoff
                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing              XX on April 30, 2001
pursuant to paragraph (b)               pursuant to paragraph (b)

__ 75 days after filing                 __ on (date)
pursuant to paragraph (a)               pursuant to paragraph (a)

of Rule 485.

                                   PROSPECTUS


CALVERT VARIABLE SERIES, INC.

Calvert Social Portfolios
         o Social Money Market Portfolio
         o Social Small Cap Growth Portfolio
         o Social Mid Cap Growth Portfolio
         o Social International Equity Portfolio
         o Social Balanced Portfolio
April 30, 2001

                                   PROSPECTUS
                                 April 30, 2001
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                         CALVERT VARIABLE SERIES, INC.
                           CALVERT SOCIAL PORTFOLIOS


1        SOCIAL MONEY MARKET PORTFOLIO

6        SOCIAL SMALL CAP GROWTH PORTFOLIO

13       SOCIAL MID CAP GROWTH PORTFOLIO

20       SOCIAL INTERNATIONAL EQUITY PORTFOLIO

27       SOCIAL BALANCED PORTFOLIO









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These  securities  have not been approved or  disapproved  by the Securities and
Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                         SOCIAL MONEY MARKET PORTFOLIO


ABOUT THE PORTFOLIO
2    Investment Objective, Strategy, Past Performance
3    Principal Investment Practices and Risks

ABOUT SOCIAL INVESTING
3    Investment Selection Process
3    Socially Responsible Investment Criteria

ABOUT YOUR INVESTMENT
3    The Fund and Its Management
4    Advisory Fees
4    Purchase, Exchange and Redemptions of Shares
4    Dividends and Distributions
4    Taxes
5    Financial Highlights









Calvert Social Money Market Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Money Market Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL MONEY MARKET
--------------------------------------------------------------------------------
Advisor: Calvert Asset Management Company, Inc.

OBJECTIVE
CVS Social Money Market seeks to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.

PRINCIPAL INVESTMENT STRATEGIES
CVS Social Money Market invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

PRINCIPAL RISKS
o The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa.
o Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease.
o The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's returns over time to the Lipper Variable Annuity Money Market Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                            CVS SOCIAL MONEY MARKET
                           YEAR-BY-YEAR TOTAL RETURN

     1993     1994     1995     1996     1997     1998     1999     2000
     3.12%    3.96%    5.37%    4.95%    5.20%    5.14%    4.82%    5.94%

     Best Quarter (of periods shown)    Q4  `00  1.51%
     Worst Quarter (of periods shown)   Q2  `93  0.74%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2000)

                                          1 YEAR       5 YEARS       SINCE
                                                                   INCEPTION*
CVS Social
Money Market                              5.94%        5.21%         4.63%
Lipper VA Money Market
Index                                     4.89%        4.07%         N/A

*Fund inception 6/30/92.

For current yield information call 800-368-2745, or visit Calvert's website at www.calvert.com

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                       SOCIAL MONEY MARKET PROSPECTUS - 2
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

PRINCIPAL INVESTMENT PRACTICES AND RISKS
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them.

For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information ("SAI").

INVESTMENT SELECTION PROCESS
The Portfolio has developed the following criteria for the selection of organizations in which it invests. The Portfolio recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the Portfolio's Investment Advisor.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
Given these considerations, the Portfolio seeks to invest in producers or service providers that:

1. Deliver safe products and services in ways that sustain our natural environment.

2. Are managed with participation throughout the organization in defining and achieving objectives.

3. Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the Equal Employment Opportunity Commission, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.

4. Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.

The Portfolio seeks to avoid investing in an issuer primarily engaged in:

1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

2.  Business activities in support of repressive regimes.

3.  The manufacture of weapons systems.

In addition, the Portfolio seeks to avoid investing in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

The Portfolio believes that social and technological change will continue to transform America and the world into the next century. Those enterprises that exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they may not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but should also be better positioned to develop opportunities to make a profitable contribution to society. The Portfolio believes that these enterprises will be ready to respond to external demands and ensure that over the longer term they will be able to provide a positive return to both investors and society as a whole.

In selecting investments under the criteria outlined above, the Advisor will consider the investments' ability to contribute to the dual objective of the Portfolio. Potential investments are first screened for financial soundness and then evaluated according to social criteria. To the greatest extent possible investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Portfolio's minimum standards for all the criteria. It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment portfolios.

The selection of an organization for investment by the Portfolio does not constitute endorsement or validation, nor does the exclusion of an organization neces necessarily reflect failure to satisfy the Portfolio's social criteria. Investors in the Portfolio are invited to send brief descriptions of companies they believe might be suitable investments.

THE FUND AND ITS MANAGEMENT
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for

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                       SOCIAL MONEY MARKET PROSPECTUS - 3
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

one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

ADVISORY FEES
The annual advisory fee paid to CAMCO by the Portfolio for the most recent fiscal year was 0.30% of the Portfolio's average daily net assets.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

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                       SOCIAL MONEY MARKET PROSPECTUS - 4
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

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for prior years has been audited by other auditors.

                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             YEARS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2000          1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................       $1.00         $1.00
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................        .058          .047
                                                      ----------     ---------
      Total from investment operations ............        .058          .047
                                                      ----------     ---------
Distributions from
   Net investment income ..........................      (.058)        (.047)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......          --            --
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................       $1.00         $1.00
                                                      ==========     =========

Total return ......................................       5.94%         4.82%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................       5.85%         4.72%
                                                      ==========     =========
   Total expenses .................................        .66%          .67%
                                                      ==========     =========
   Expenses before offsets ........................        .66%          .67%
                                                      ==========     =========
   Net expenses ...................................        .61%          .64%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $22,969       $16,387
                                                      ==========     =========

                                                        YEARS ENDED
                                          --------------------------------------
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1998         1997         1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..............     $1.00        $1.00        $1.00
                                          ==========   ==========   ==========
Income from investment operations
   Net investment income ................      .050         .051         .048
                                          ----------   ----------   ----------
      Total from investment operations ..      .050         .051         .048
                                          ----------   ----------   ----------
Distributions from
   Net investment income ................    (.050)       (.051)       (.048)
                                          ----------   ----------   ----------
Total increase (decrease) in net
   asset value ..........................        --           --           --
                                          ----------   ----------   ----------
NET ASSET VALUE, ENDING .................     $1.00        $1.00        $1.00
                                          ==========   ==========   ==========

Total return ............................     5.14%        5.20%        4.95%
                                          ==========   ==========   ==========
Ratios to average net assets:
   Net investment income ................     5.01%        5.10%        4.82%
                                          ==========   ==========   ==========
   Total expenses .......................      .66%         .69%         .75%
                                          ==========   ==========   ==========
   Expenses before offsets ..............      .66%         .69%         .75%
                                          ==========   ==========   ==========
   Net expenses .........................      .63%         .59%         .62%
                                          ==========   ==========   ==========
NET ASSETS, ENDING (IN THOUSANDS) .......   $11,205       $6,242       $4,378
                                          ==========   ==========   ==========

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                       SOCIAL MONEY MARKET PROSPECTUS - 5
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

                       SOCIAL SMALL CAP GROWTH PORTFOLIO


ABOUT THE PORTFOLIO
7    Investment Objective, Strategy, Past Performance
8    Principal Investment Practices and Risks

ABOUT SOCIAL INVESTING
10    Investment Selection Process
10    Socially Responsible Investment Criteria

ABOUT YOUR INVESTMENT
10    The Fund and its Management
10    Advisory Fees
10    Purchase, Exchange and Redemption of Shares
11    Dividends and Distributions
11    Taxes
12    Financial Highlights









Calvert Social Small Cap Growth Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert New Vision Small Cap Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL SMALL CAP GROWTH
--------------------------------------------------------------------------------
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Awad Asset Management, Inc.

OBJECTIVE
CVS Social Small Cap Growth seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. This objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
At least 65% of CVS Social Small Cap Growth's assets will be invested in the common stocks of small-cap companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation).

The Portfolio currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Portfolio initially invests.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down.
o  The individual stocks in the Portfolio do not perform as well as expected.
o Prices of small-cap stocks may respond to market activity differently than larger more established companies, so there is the possibility if greater risk by investing in smaller capitalized companies rather than larger, more established companies.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Small Cap Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                          CVS SOCIAL SMALL CAP GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

        1996        1997        1998        1999        2000
        34.46%      (9.93%)     (6.15%)     19.38%      6.29%

        Best Quarter (of periods shown)    Q4   `99   21.90%
        Worst Quarter (of periods shown)   Q1   `97   (27.24%)

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2000)

                                          1 YEAR       5 YEARS       SINCE
                                                                   INCEPTION*

CVS Social Small Cap
Growth                                      6.29%       7.60%         8.27%
Russell 2000 Index                        (3.02%)      10.31%        12.87%
Lipper VA Small Cap
Index                                     (8.67%)      12.11%        14.52%

*The month end date of 3/31/95 is used for comparison purposes only, actual Fund inception is 3/15/95.

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                     SOCIAL SMALL CAP GROWTH PROSPECTUS - 7
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

INVESTMENT PRACTICES AND RISKS
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO TABLE
J     Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8     Not permitted
xN    Allowed up to x% of Portfolio's net assets
xT    Allowed up to x% of Portfolio's total assets
NA    Not applicable to this type of fund

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

ACTIVE TRADING STRATEGY/TURNOVER involves selling a security soon           q
after purchase.  An active trading strategy causes a fund to have higher  portfolio  turnover  compared  to other  funds and higher
transaction   costs,   such  as  commissions  and  custodian  and
settlement  fees,  and may increase a Portfolio's  tax liability.
Risks: Opportunity, Market and Transaction.

TEMPORARY DEFENSIVE POSITIONS.
During  adverse  market,  economic or political  conditions,  the            q
Portfolio may depart from its principal investment  strategies by           35T
increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective Risks: Opportunity.

CONVENTIONAL SECURITIES
STOCKS IN GENERAL
The  Portfolio  is subject to stock  market  risk.  Stock  prices            J
overall  may  decline  over  short  or  even  long  periods.  The
Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases
(large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

FOREIGN  SECURITIES.   Securities  issued  by  companies  located            q1
outside the U.S. and/or traded  primarily on a foreign  exchange.
Risks: Market, Currency, Transaction,  Liquidity, Information and
Political.

SMALL CAP STOCKS.  Investing in small companies  involves greater            J
risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience.
Risks: Market, Liquidity and Information.

INVESTMENT  GRADE  BONDS.   Bonds  rated  BBB/Baa  or  higher  or            q
comparable  unrated  bonds.  Risks:  Interest  Rate,  Market  and           35T
Credit.

BELOW-INVESTMENT  GRADE  BONDS.  Bonds  rated  below  BBB/Baa  or            q
comparable  unrated bonds,  also known as high-yield  bonds. They           35T
are subject to greater credit risk than  investment  grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and Information.

UNRATED  DEBT  SECURITIES.  Bonds  that have not been  rated by a            q
recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

ILLIQUID  SECURITIES.  Securities  which  cannot be readily  sold           15N
because there is no active market. Risks: Liquidity, Market and Transaction.

UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES. Securities are backed by unsecured debt,            q
such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks:
Credit, Interest Rate and Liquidity.

--------------------------------------------------------------------------------
                     SOCIAL SMALL CAP GROWTH PROSPECTUS - 8
--------------------------------------------------------------------------------

MORTGAGE-BACKED  SECURITIES.  Securities  are  backed by pools of            q
mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks:
Credit, Extension, Prepayment, Liquidity and Interest Rate.

PARTICIPATION  INTERESTS.  Securities representing an interest in            q
another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

CURRENCY  CONTRACTS.  Contracts involving the right or obligation            8
to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

LEVERAGED DERIVATIVE INSTRUMENTS

OPTIONS ON SECURITIES  AND INDICES.  Contracts  giving the holder           5T2
the right but not the  obligation  to purchase or sell a security
(or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

FUTURES CONTRACT. Agreement to buy or sell a specific amount of a            q
commodity or  financial  instrument  at a  particular  price on a           5T
specific future date.  Risks:  Interest Rate,  Currency,  Market,
Leverage, Correlation, Liquidity and Opportunity.

1  CVS Social Small Cap Growth may invest only in American  Depositary  Receipts
   (ADRs), dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Statement of Additional Information ("SAI").
2  Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

INTEREST RATE RISK
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
This risk means that a Portfolio's investment management practices might not work to achieve their desired result.

MARKET RISK
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

--------------------------------------------------------------------------------
                     SOCIAL SMALL CAP GROWTH PROSPECTUS - 9
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

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

TRANSACTION RISK
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS
The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
Once equity and debt securities are determined to fall within the investment objective of the Portfolio and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. The following criteria may be changed by the Fund's Board of Directors without shareholder approval:

The Portfolio seeks to avoid investing in companies that:

1. in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio seeks to avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

2. are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

3. in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

4. are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

THE FUND AND ITS  MANAGEMENT
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the
Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

SUBADVISOR AND PORTFOLIO MANAGER
Awad Asset Management, Inc. ("Awad") (250 Park Avenue, New York, New York 10177) a subsidiary of Raymond James & Associates, has managed CVS Social Small Cap Growth since 1997. The firm specializes in the management of
small-capitalization       growth       stocks.       They      emphasize      a
growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for Social Small Cap Growth. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

ADVISORY FEES
For fiscal year 2000, the Investment Advisor received from the Portfolio an advisory fee of 0.75% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
                     SOCIAL SMALL CAP GROWTH PROSPECTUS - 10
--------------------------------------------------------------------------------

Purchase, Exchange and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

--------------------------------------------------------------------------------
                    SOCIAL SMALL CAP GROWTH PROSPECTUS - 11
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for prior years has been audited by other auditors.

                           SMALL CAP GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             YEARS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2000          1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................       $13.27        $11.12
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................        (.10)         (.05)
   Net realized and unrealized gain (loss) ........          .94          2.20
                                                      ----------     ---------
      Total from investment operations ............          .84          2.15
                                                      ----------     ---------
Distributions from
   Net investment income ..........................           --            **
   Net realized gains .............................        (.53)            --
                                                      ----------     ---------
      Total distributions .........................        (.53)            --
                                                      ----------     ---------
Total increase (decrease) in net asset value ......          .31          2.15
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................       $13.58        $13.27
                                                      ==========     =========

Total return ......................................        6.29%        19.38%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................       (.86%)        (.51%)
                                                      ==========     =========
   Total expenses .................................        1.61%         1.58%
                                                      ==========     =========
   Expenses before offsets ........................        1.61%         1.58%
                                                      ==========     =========
   Net expenses ...................................        1.26%         1.15%
                                                      ==========     =========
Portfolio turnover ................................         106%           79%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................       $7,204        $4,449
                                                      ==========     =========

                                                      YEARS ENDED
                                        ----------------------------------------
                                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            1998          1997          1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..............   $12.02        $14.65        $10.94
                                          =========     =========     =========
Income from investment operations
   Net investment income (loss) .........      .02         (.12)         (.15)
   Net realized and unrealized
      gain (loss) .......................    (.77)        (1.32)          3.90
                                          ---------     ---------     ---------
      Total from investment operations ..    (.75)        (1.44)          3.75
                                          ---------     ---------     ---------
Distributions from
   Net investment income ................    (.01)           --             --
   Net realized gains ...................    (.14)        (1.19)         (.04)
                                          ---------     ---------     ---------
      Total distributions ...............    (.15)        (1.19)         (.04)
                                          ---------     ---------     ---------
Total increase (decrease) in net
   asset value ..........................    (.90)        (2.63)          3.71
                                          ---------     ---------     ---------
NET ASSET VALUE, ENDING .................   $11.12        $12.02        $14.65
                                          =========     =========     =========

Total return ...........................   (6.23%)       (9.86%)         34.33
                                          =========     =========     =========
Ratios to average net assets:
   Net investment income (loss) .........     .12%       (1.19%)       (1.60%)
                                          =========     =========     =========
   Total expenses .......................    1.33%         2.10%         2.47%
                                          =========     =========     =========
   Expenses before offsets ..............    1.33%         1.92%         2.27%
                                          =========     =========     =========
   Net expenses .........................    1.12%         1.61%         1.81%
                                          =========     =========     =========
Portfolio turnover ......................      72%          292%          120%
                                          =========     =========     =========
NET ASSETS, ENDING (IN THOUSANDS) .......   $3,626        $4,146        $3,031
                                          =========     =========     =========

                  ** Distribution was less than .01 per share.

--------------------------------------------------------------------------------
                    SOCIAL SMALL CAP GROWTH PROSPECTUS - 12
--------------------------------------------------------------------------------

                        SOCIAL MID CAP GROWTH PORTFOLIO


ABOUT THE PORTFOLIO
14   Investment Objective, Strategy, Past Performance
15   Principal Investment Practices and Risks

ABOUT SOCIAL INVESTING
16   Investment Selection Process
17   Socially Responsible Investment Criteria

ABOUT YOUR INVESTMENT
17   The Fund and Its Management
17   Advisory Fees
17   Purchase, Exchange and Redemption of Shares
18   Dividends and Distributions
18   Taxes
19   Financial Highlights









Calvert Social Mid Cap Growth Portfolio of Calvert  Variable  Series,  Inc. (the
"Fund")   should  not  be  confused  with  the  Calvert  World  Values   Capital
Accumulation Fund. Performance of the two portfolios will differ.

CVS SOCIAL MID CAP GROWTH
--------------------------------------------------------------------------------
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Brown Capital Management, Inc.

OBJECTIVE
CVS Social Mid Cap Growth seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Investments are primarily in the common stocks of mid-size companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation.)

CVS Social Mid Cap Growth currently defines mid-cap companies as those within the range of market capitalizations of the S&P's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down.
o  The individual stocks in the Portfolio do not perform as well as expected.
o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.
o The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past Performance The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the S&P Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Mid Cap Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                           CVS SOCIAL MID CAP GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

   1992    1993    1994    1995    1996    1997    1998    1999    2000
   13.73%  7.56%  (9.97%)  39.60%  7.40%   23.61%  29.78%  6.97%   11.57%

   Best Quarter (of periods shown)    Q4  `98    25.32%
   Worst Quarter (of periods shown)   Q3  `99  (14.71%)

Average Annual Total Returns (for the periods ended December 31, 2000)


                                          1 YEAR       5 YEARS       SINCE
                                                                   INCEPTION*

CVS Social Mid Cap
Growth                                     11.57%      15.50%        13.89%
S&P Midcap 400 Index                       17.50%      20.41%        17.94%
Lipper VA Mid Cap Index                   (4.67%)      16.96%           N/A

*The month end date of 7/31/91 is used for comparison purposes only. Actual Fund inception is 7/16/91.

--------------------------------------------------------------------------------
                     SOCIAL MID CAP GROWTH PROSPECTUS - 14
--------------------------------------------------------------------------------

INVESTMENT PRACTICES AND RISKS
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO TABLE
J     Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8     Not permitted
xN    Allowed up to x% of Portfolio's net assets
xT    Allowed up to x% of Portfolio's total assets
NA    Not applicable to this type of fund

INVESTMENT PRACTICE
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITIONS.
During  adverse  market,  economic or political  conditions,  the            q
Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective Risks: Opportunity.

Foreign  Securities.   Securities  issued  by  companies  located           25N
outside the U.S. and/or traded  primarily on a foreign  exchange.
Risks: Market, Currency, Transaction,  Liquidity, Information and
Political.

CONVENTIONAL SECURITIES

SMALL CAP STOCKS.  Investing in small companies  involves greater            q
risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience.
Risks: Market, Liquidity and Information.

STOCKS IN GENERAL
The  Portfolio  is subject to stock  market  risk.  Stock  prices            J
overall  may  decline  over  short  or  even  long  periods.  The
Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases
(large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

INVESTMENT  GRADE  BONDS.   Bonds  rated  BBB/Baa  or  higher  or            q
comparable unrated bonds. Risks: Interest Rate, Market and Credit.

BELOW-INVESTMENT  GRADE  BONDS.  Bonds  rated  below  BBB/Baa  or            q
comparable  unrated bonds,  also known as high-yield  bonds. They            5N
are subject to greater credit risk than  investment  grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and Information.

UNRATED  DEBT  SECURITIES.  Bonds  that have not been  rated by a            q
recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

ILLIQUID  SECURITIES.  Securities  which  cannot be readily  sold           15N
because there is no active market. Risks: Liquidity, Market and Transaction.

UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES. Securities are backed by unsecured debt,            q
such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks:
Credit, Interest Rate and Liquidity.

MORTGAGE-BACKED  SECURITIES.  Securities  are  backed by pools of            q
mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks:
Credit, Extension, Prepayment, Liquidity and Interest Rate.

PARTICIPATION  INTERESTS.  Securities representing an interest in            q
another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

CURRENCY  CONTRACTS.  Contracts involving the right or obligation            5T
to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

--------------------------------------------------------------------------------
                      SOCIAL MID CAP GROWTH PROSPECTUS - 15
--------------------------------------------------------------------------------

LEVERAGED DERIVATIVE INSTRUMENTS

OPTIONS ON SECURITIES  AND INDICES.  Contracts  giving the holder           5T1
the right but not the  obligation  to purchase or sell a security
(or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

FUTURES CONTRACT. Agreement to buy or sell a specific amount of a            q
commodity or  financial  instrument  at a  particular  price on a            5T
specific future date.  Risks:  Interest Rate,  Currency,  Market,
Leverage, Correlation, Liquidity and Opportunity.

1 Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable. Interest rate risk The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
The risk that a Portfolio's investment management practices might not work to achieve their desired result.

MARKET RISK
The risk that that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an
investment  may  be  adversely  affected  by  nationalization,   taxation,  war,
government instability or other economic or political actions or factors.

PREPAYMENT RISK
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

TRANSACTION RISK
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

--------------------------------------------------------------------------------
                     SOCIAL MID CAP GROWTH PROSPECTUS - 16
--------------------------------------------------------------------------------

The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
The following criteria may be changed by the Portfolio's Board of Directors without shareholder approval:

The Portfolio avoids investing in companies that:

1. in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio seeks to avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

2. are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

3. in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

4. are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio seeks to avoid investing in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above. While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

THE FUND AND ITS MANAGEMENT
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the
Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

SUBADVISOR AND PORTFOLIO MANAGER
Brown Capital Management, Inc. (1201 North Calvert Street, Baltimore, Maryland 21202) has managed the Portfolio since 1996. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Portfolio, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown has been a panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

ADVISORY FEES
For fiscal year 2000, the Advisor received from the Portfolio an advisory fee of 0.65% of the average daily net assets of the Portfolio.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such

--------------------------------------------------------------------------------
                     SOCIAL MID CAP GROWTH PROSPECTUS - 17
--------------------------------------------------------------------------------
disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

--------------------------------------------------------------------------------
                     SOCIAL MID CAP GROWTH PROSPECTUS - 18
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for prior years has been audited by other auditors.

                            MID CAP GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             YEARS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2000          1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $30.03        $30.43
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.15)         (.21)
   Net realized and unrealized gain (loss) ........        3.69          2.32
                                                      ----------     ---------
      Total from investment operations ............        3.54          2.11
                                                      ----------     ---------
Distributions from
   Net realized gains .............................      (2.53)        (2.51)
                                                      ----------     ---------
      Total distributions .........................      (2.53)        (2.51)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......        1.01         (.40)
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $31.04        $30.03
                                                      ==========     =========

Total return ......................................      11.57%         6.97%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.60%)        (.73%)
                                                      ==========     =========
   Total expenses .................................       1.12%         1.11%
                                                      ==========     =========
   Expenses before offsets ........................       1.12%         1.11%
                                                      ==========     =========
   Net expenses ...................................       1.02%         1.02%
                                                      ==========     =========
 Portfolio turnover ...............................         97%          101%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS)                       $64,027       $43,976
                                                      ==========     =========

                                                        YEARS ENDED
                                          --------------------------------------
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1998         1997         1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..............    $26.63       $24.05       $22.42
                                          ==========   ==========   ==========
Income from investment operations
   Net investment income (loss)               (.14)        (.04)        (.12)
   Net realized and unrealized gain (loss)     8.00         5.70         1.79
                                          ----------   ----------   ----------
      Total from investment operations         7.86         5.66         1.67
                                          ----------   ----------   ----------
Distributions from
   Net realized gains                        (4.06)        (3.08)       (.04)
                                          ----------   ----------   ----------
      Total distributions                    (4.06)        (3.08)       (.04)
                                          ----------   ----------   ----------
Total increase (decrease) in net
   asset value                                 3.80          2.58        1.63
                                          ----------   ----------   ----------
NET ASSET VALUE, ENDING                      $30.43        $26.63      $24.05
                                          ==========   ==========   ==========

Total return                                 29.88%        23.53%       7.44%
                                          ==========   ==========   ==========
Ratios to average net assets:
   Net investment income (loss)              (.60%)        (.17%)      (.60%)
                                          ==========   ==========   ==========
   Total expenses                             1.05%         1.04%       1.33%
                                          ==========   ==========   ==========
   Expenses before offsets                    1.05%         1.04%       1.33%
                                          ==========   ==========   ==========
   Net expenses                               1.00%          .96%       1.00%
                                          ==========   ==========   ==========
Portfolio turnover                              65%           96%        124%
                                          ==========   ==========   ==========
NET ASSETS, ENDING (IN THOUSANDS)           $39,538       $26,117     $19,904
                                          ==========   ==========   ==========

--------------------------------------------------------------------------------
                     SOCIAL MID CAP GROWTH PROSPECTUS - 19
--------------------------------------------------------------------------------

                     SOCIAL INTERNATIONAL EQUITY PORTFOLIO


ABOUT THE PORTFOLIO
21   Investment Objective, Strategy, Past Performance
22   Principal Investment Practices and Risks

ABOUT SOCIAL INVESTING
24   Investment Selection Process
24   Socially Responsible Investment Criteria

ABOUT YOUR INVESTMENT
24   The Fund and Its Management
24   Advisory Fees
25   Purchase, Exchange and Redemption of Shares
25   Dividends and Distributions
25   Taxes
26   Financial Highlights








Calvert Social International Equity Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values International Equity Fund. Performance of the two portfolios will differ.

CVS SOCIAL INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       Murray Johnstone International, Ltd.

OBJECTIVE
CVS Social International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio for equity securities.

PRINCIPAL INVESTMENT STRATEGIES
CVS Social International Equity invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Portfolio identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a "20 questions" model which uses macro-and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Portfolio invests primarily in more developed economies and markets. No more than 5% of Portfolio assets are invested in the U.S.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock markets go down (including those outside the U.S.).
o  The individual stocks in the Portfolio do not perform as well as expected.
o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past Performance The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the MSCI EAFE Index GD. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity International Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                        CVS SOCIAL INTERNATIONAL EQUITY
                           YEAR-BY-YEAR TOTAL RETURN


     1993    1994     1995    1996    1997    1998    1999    2000
     28.66%  (2.13%)  12.35%  14.99%  12.81%  18.53%  32.78%  (17.40%)

     Best Quarter (of periods shown)    Q4  `99   21.14%
     Worst Quarter (of periods shown)   Q3  `98  (13.95%)

Average Annual Total Returns (for the periods ended December 31, 2000)

                                          1 YEAR       5 YEARS       SINCE
                                                                   INCEPTION*

CVS Social International
Equity                                    (17.40%)     11.02%        10.38%
MSCI EAFE Index GD                        (13.96%)      7.43%         9.96%
Lipper VA International
Index                                     (15.83%)      8.55%         8.36%

*Fund inception 6/30/92.

--------------------------------------------------------------------------------
                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 21
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT PRACTICES AND RISKS
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO TABLE
J     Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8     Not permitted
xN    Allowed up to x% of Portfolio's net assets
xT    Allowed up to x% of Portfolio's total assets
NA    Not applicable to this type of fund

INVESTMENT PRACTICES
--------------------------------------------------------------------------------
ACTIVE TRADING STRATEGY/TURNOVER involves selling a security soon            q
after purchase.  An active trading strategy causes a fund to have higher  portfolio  turnover  compared  to other  funds and higher
transaction   costs,   such  as  commissions  and  custodian  and
settlement  fees,  and may increase a Portfolio's  tax liability.
Risks: Opportunity, Market and Transaction.

TEMPORARY DEFENSIVE POSITIONS.
During  adverse  market,  economic or political  conditions,  the            q
Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective Risks: Opportunity.

CONVENTIONAL SECURITIES

STOCKS IN GENERAL
The  Portfolio  is subject to stock  market  risk.  Stock  prices            J
overall  may  decline  over  short  or  even  long  periods.  The
Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases
(large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

FOREIGN  SECURITIES.   Securities  issued  by  companies  located            J
outside the U.S. and/or traded  primarily on a foreign  exchange.
Risks: Market, Currency, Transaction,  Liquidity, Information and
Political.

SMALL CAP STOCKS.  Investing in small companies  involves greater            q
risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience.
Risks: Market, Liquidity and Information.

INVESTMENT  GRADE  BONDS.   Bonds  rated  BBB/Baa  or  higher  or            q
comparable  unrated  bonds.  Risks:  Interest  Rate,  Market  and           35N
Credit.

BELOW-INVESTMENT  GRADE  BONDS.  Bonds  rated  below  BBB/Baa  or            5T
comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and Information.

UNRATED  DEBT  SECURITIES.  Bonds  that have not been  rated by a            q
recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

ILLIQUID  SECURITIES.  Securities  which  cannot be readily  sold           15N
because there is no active market. Risks: Liquidity, Market and Transaction.

UNLEVERAGED DERIVATIVE SECURITIES
ASSET-BACKED SECURITIES. Securities are backed by unsecured debt,            q
such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks:
Credit, Interest Rate and Liquidity.

MORTGAGE-BACKED  SECURITIES.  Securities  are  backed by pools of            q
mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks:
Credit, Extension, Prepayment, Liquidity and Interest Rate.

PARTICIPATION  INTERESTS.  Securities representing an interest in            q
another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

CURRENCY  CONTRACTS.  Contracts involving the right or obligation            5T
to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

--------------------------------------------------------------------------------
                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 22
--------------------------------------------------------------------------------

LEVERAGED DERIVATIVE INSTRUMENTS

OPTIONS ON SECURITIES  AND INDICES.  Contracts  giving the holder           5T1
the right but not the  obligation  to purchase or sell a security
(or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

FUTURES CONTRACT. Agreement to buy or sell a specific amount of a            q
commodity or  financial  instrument  at a  particular  price on a            5T
specific future date.  Risks:  Interest Rate,  Currency,  Market,
Leverage, Correlation, Liquidity and Opportunity.

1  Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

INTEREST RATE RISK
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
The risk that a Portfolio's investment management practices might not work to achieve their desired result.

MARKET RISK
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an
investment  may  be  adversely  affected  by  nationalization,   taxation,  war,
government instability or other economic or political actions or factors.

PREPAYMENT RISK
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

TRANSACTION RISK
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

--------------------------------------------------------------------------------
                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 23
--------------------------------------------------------------------------------

INVESTMENT SELECTION PROCESS
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
The Portfolio carefully reviews a company's policies and behavior in the following social issues: environment, nuclear energy, weapons systems, health care, human rights, and alcohol/tobacco. The Portfolio currently observes the following operating policies which may be changed by the Portfolio's Board of Directors without shareholder approval:

1. The Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records.

2. The Portfolio seeks to avoid investing in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

3. The Portfolio actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

The Portfolio believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or services is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

THE FUND AND ITS MANAGEMENT
The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the
Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

SUBADVISOR AND PORTFOLIO MANAGER
Murray Johnstone International, Ltd. (875 North Michigan Ave., Suite 3415 Chicago, Illinois 60611) has managed CVS Social International Equity since its inception.

Andrew Preston heads the portfolio management team for the Portfolio. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Departments, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

ADVISORY FEES
For fiscal year 2000, the Advisor received from the Portfolio an advisory fee of 0.75% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 24
--------------------------------------------------------------------------------

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis. The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

--------------------------------------------------------------------------------
                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 25
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

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for prior years has been audited by other auditors.

                         INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             YEARS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2000          1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $25.66        $20.81
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .01           .01
   Net realized and unrealized gain (loss) ........      (4.49)          6.80
                                                      ----------     ---------
      Total from investment operations ............      (4.48)          6.81
                                                      ----------     ---------
Distributions from
   Net investment income ..........................          --         (.01)
   Net realized gains .............................      (1.81)        (1.95)
                                                      ----------     ---------
      Total distributions .........................      (1.81)        (1.96)
                                                      ----------     ---------
Total increase (decrease) in net
   asset value ....................................      (6.29)          4.85
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $19.37        $25.66
                                                      ==========     =========

Total return ......................................    (17.40%)        32.78%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .06%          .06%
                                                      ==========     =========
   Total expenses .................................       1.53%         1.62%
                                                      ==========     =========
   Expenses before offsets ........................       1.53%         1.60%
                                                      ==========     =========
   Net expenses ...................................       1.36%         1.50%
                                                      ==========     =========
Portfolio turnover ................................         70%           59%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $18,572       $22,013
                                                      ==========     =========

                                                        YEARS ENDED
                                          --------------------------------------
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1998         1997         1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..............    $19.10       $18.74       $17.15
                                          ==========   ==========   ==========
Income from investment operations
   Net investment income ................       .10          .19          .17
   Net realized and unrealized
      gain (loss) .......................      3.35         2.28         2.40
                                          ----------   ----------   ----------
      Total from investment operations ..      3.45         2.47         2.57
                                          ----------   ----------   ----------
Distributions from
   Net investment income ................     (.07)        (.20)        (.14)
   Net realized gains ...................    (1.67)       (1.91)        (.84)
                                          ----------   ----------   ----------
      Total distributions ...............    (1.74)       (2.11)        (.98)
                                          ----------   ----------   ----------
Total increase (decrease) in net
   asset value ..........................      1.71          .36         1.59
                                          ----------   ----------   ----------
NET ASSET VALUE, ENDING .................    $20.81       $19.10       $18.74
                                          ==========   ==========   ==========

Total return ............................    18.09%       13.23%       14.99%
                                          ==========   ==========   ==========
Ratios to average net assets:
   Net investment income ................      .49%         .85%        1.02%
                                          ==========   ==========   ==========
   Total expenses .......................     1.80%        1.73%        1.82%
                                          ==========   ==========   ==========
   Expenses before offsets ..............     1.65%        1.56%        1.59%
                                          ==========   ==========   ==========
   Net expenses .........................     1.56%        1.17%        1.18%
                                          ==========   ==========   ==========
Portfolio turnover ......................       92%          35%          85%
                                          ==========   ==========   ==========
NET ASSETS, ENDING (IN THOUSANDS) .......   $17,109      $14,450      $14,027
                                          ==========   ==========   ==========

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                   SOCIAL INTERNATIONAL EQUITY PROSPECTUS - 26
--------------------------------------------------------------------------------

                           SOCIAL BALANCED PORTFOLIO


ABOUT THE PORTFOLIO
28   Investment Objective, Strategy, Past Performance
29   Principal Investment Practices and Risks

ABOUT SOCIAL INVESTING
31   Investment Selection Process
31   Socially Responsible Investment Criteria

ABOUT YOUR INVESTMENT
32   The Fund and Its Management
32   Advisory Fees
32   Purchase, Exchange and Redemption of Shares
33   Dividends and Distributions
33   Taxes
34   Financial Highlights









Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL BALANCED
--------------------------------------------------------------------------------
Advisor:          Calvert Asset Management Company, Inc.
Subadvisor:       NCM Capital Management Group, Inc.

OBJECTIVE
CVS Social Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
CVS Social Balanced typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Portfolio seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisor, while the Advisor manages the fixed-income assets and determines the overall mix for the Portfolio depending upon its view of market conditions and economic outlook.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock or bond market goes down.
o The individual stocks and bonds in the Portfolio do not perform as well as expected.
o For the fixed-income portion of the Portfolio, the Advisor's forecast as to interest rates is not correct.
o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
o The Advisor's allocation among different sectors of the stock and bond markets do not perform as well as expected.
o The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 28
--------------------------------------------------------------------------------

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index Monthly Reinvested and the Lehman Aggregate Bond Index, TR. These are widely recognized, unmanaged indexes of common stock and bond prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Balanced Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                              CVS SOCIAL BALANCED
                           YEAR-BY-YEAR TOTAL RETURN

 1991    1992   1993   1994     1995    1996    1997    1998    1999    2000
 16.32%  7.61%  8.00%  (3.24%)  29.78%  12.62%  20.08%  16.27%  12.12%  (3.04%)

 Best Quarter (of periods shown)    Q2  `97   12.64%
 Worst Quarter (of periods shown)   Q4  `00  (6.83%)

Average Annual Total Returns (for the periods ended December 31, 2000)

                                          1 YEAR       5 YEARS     10 YEARS

CVS Social Balanced                       (3.04%)       11.32%      11.24%
S&P 500 Index Monthly
Reinvested                                (9.10%)       18.33%      17.44%
Lehman Aggregate Bond
Index, TR                                  11.63%        6.46%       7.96%
Lipper VA Balanced Index                    2.75%       10.06%         N/A

INVESTMENT PRACTICES AND RISKS
The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO TABLE
J     Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8     Not permitted
xN    Allowed up to x% of Portfolio's net assets
xT    Allowed up to x% of Portfolio's total assets
NA    Not applicable to this type of fund

INVESTMENT PRACTICES
--------------------------------------------------------------------------------
ACTIVE TRADING STRATEGY/TURNOVER involves selling a security soon            J
after purchase.  An active trading strategy causes a fund to have higher  portfolio  turnover  compared  to other  funds and higher
transaction   costs,   such  as  commissions  and  custodian  and
settlement  fees,  and may increase a Portfolio's  tax liability.
Risks: Opportunity, Market and Transaction.

TEMPORARY DEFENSIVE POSITIONS.
During  adverse  market,  economic or political  conditions,  the            q
Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective Risks: Opportunity.

CONVENTIONAL SECURITIES
STOCKS IN GENERAL
The  Portfolio  is subject to stock  market  risk.  Stock  prices            J
overall  may  decline  over  short  or  even  long  periods.  The
Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases
(large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 29
--------------------------------------------------------------------------------

FOREIGN  SECURITIES.   Securities  issued  by  companies  located           10T
outside the U.S. and/or traded  primarily on a foreign  exchange.
Risks: Market, Currency, Transaction,  Liquidity, Information and
Political.

SMALL CAP STOCKS.  Investing in small companies  involves greater            q
risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience.
Risks: Market, Liquidity and Information.

INVESTMENT  GRADE  BONDS.   Bonds  rated  BBB/Baa  or  higher  or            J
comparable unrated bonds. Risks: Interest Rate, Market and Credit.

BELOW-INVESTMENT  GRADE  BONDS.  Bonds  rated  below  BBB/Baa  or           20T
comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate, Liquidity and Information.

UNRATED  DEBT  SECURITIES.  Bonds  that have not been  rated by a            J
recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

ILLIQUID  SECURITIES.  Securities  which  cannot be readily  sold            15T
because there is no active market. Risks: Liquidity, Market and Transaction.

UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES. Securities are backed by unsecured debt,            J
such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks:
Credit, Interest Rate and Liquidity.

MORTGAGE-BACKED  SECURITIES.  Securities  are  backed by pools of            q
mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks:
Credit, Extension, Prepayment, Liquidity and Interest Rate.

PARTICIPATION  INTERESTS.  Securities representing an interest in            q
another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

CURRENCY  CONTRACTS.  Contracts involving the right or obligation            q
to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

LEVERAGED DERIVATIVE INSTRUMENTS

OPTIONS ON SECURITIES  AND INDICES.  Contracts  giving the holder            q
the right but not the  obligation  to purchase or sell a security           5N1
(or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

FUTURES CONTRACT. Agreement to buy or sell a specific amount of a            5N
commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity and Opportunity.

1  Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities and swap agreements.) These policies and restrictions are discussed in the SAI.

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

INTEREST RATE RISK

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 30
--------------------------------------------------------------------------------
securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
The risk that portfolio management practices might not work to achieve their desired result.

MARKET RISK
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

PREPAYMENT RISK
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

TRANSACTION RISK
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
All investments for the Portfolio are selected with a concern for the social impact of each investment. The Portfolio has developed the following criteria for the selection of organizations in which the Portfolio invests. The Portfolio seeks to invest in a producer or service provider which:

1. Delivers safe products and services in ways that sustain our natural environment.

2. Is managed with participation throughout the organization in defining and achieving objectives.

3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity
    Commission, and provides opportunities for women, people of color, disadvantaged minorities and others from whom equal opportunities have often been denied.

4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect, and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized.

The Portfolio seeks to avoid investing in an issuer primarily engaged in the production of nuclear energy or in the manufacture of equipment to produce nuclear energy, business activities in support of repressive regimes, or the manufacture of weapons systems.

Each investment is selected on the basis of its abilities to contribute to the dual objective of the Portfolio. All potential investments are first screened for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishment with respect to one or more of the criteria. All companies must meet the Portfolio's minimum standards for all the criteria.

The selection of an organization for investment by the Portfolio does not constitute endorsement or validation by the Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Policyholders directing investment in the Portfolio are invited to send brief descriptions of companies they believe might be suitable for investment by the Portfolio.

THE FUND AND ITS MANAGEMENT The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 31
--------------------------------------------------------------------------------
particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert uses a team approach to its management of the Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of the Portfolio's fixed-income investments. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

SUBADVISOR AND PORTFOLIO MANAGER
NCM Capital Management Group, Inc. (103 West Main Street, Durham, North Carolina 27701) has managed part of the equity investments of CVS Social Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 10 years of experience in the investment industry, and has appeared as a panelist on Wall Street Week with Louis Rukeyser.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

ADVISORY FEES
For fiscal year 2000, the Advisor received from the Portfolio an advisory fee of 0.425% of the average daily net assets of the Portfolio.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 32
--------------------------------------------------------------------------------

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 33
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for prior years has been audited by other auditors.

                               BALANCED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             YEARS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2000          1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $2.168        $2.138
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................        .060          .051
   Net realized and unrealized gain (loss) ........      (.125)          .208
                                                      ----------     ---------
      Total from investment operations ............      (.065)          .259
                                                      ----------     ---------
Distributions from
   Net investment income ..........................      (.036)        (.052)
   Net realized gains .............................      (.064)        (.177)
                                                      ----------     ---------
      Total distributions .........................      (.100)        (.229)
                                                      ----------     ---------
Total increase (decrease) in net
   asset value ....................................      (.165)          .030
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $2.003        $2.168
                                                      ==========     =========

Total return ......................................     (3.04%)        12.12%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................       3.09%         2.35%
                                                      ==========     =========
   Total expenses .................................        .88%          .89%
                                                      ==========     =========
   Expenses before offsets ........................        .88%          .89%
                                                      ==========     =========
   Net expenses ...................................        .86%          .86%
                                                      ==========     =========
Portfolio turnover ................................        762%          619%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $360,335      $349,313
                                                      ==========     =========

                                                        YEARS ENDED
                                          --------------------------------------
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1998         1997         1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ..............    $1.982       $1.774       $1.703
                                          ==========   ==========   ==========
Income from investment operations
   Net investment income ................      .052         .047         .040
   Net realized and unrealized
      gain (loss) .......................      .271         .309         .175
                                          ----------   ----------   ----------
      Total from investment operations ..      .323         .356         .215
                                          ----------   ----------   ----------
Distributions from
   Net investment income ................    (0.52)       (.047)       (.042)
   Net realized gains ...................    (.115)       (.101)       (.102)
                                          ----------   ----------   ----------
      Total distributions ...............    (.167)       (.148)       (.144)
                                          ----------   ----------   ----------
Total increase (decrease) in net
   asset value ..........................      .156         .208         .071
                                          ----------   ----------   ----------
NET ASSET VALUE, ENDING .................    $2.138       $1.982       $1.774
                                          ==========   ==========   ==========

Total return ............................    16.33%        20.08%      12.62%
Ratios to average net assets:
   Net investment income ................     2.66%         2.66%       2.71%
                                          ==========   ==========   ==========
   Total expenses .......................      .87%          .80%        .81%
                                          ==========   ==========   ==========
Expenses before offsets .................      .87%          .80%        .81%
                                          ==========   ==========   ==========
   Net expenses .........................      .85%          .77%        .78%
                                          ==========   ==========   ==========
Portfolio turnover ......................      539%          905%         99%
                                          ==========   ==========   ==========
NET ASSETS, ENDING (IN THOUSANDS) .......  $303,954      $227,834    $161,473
                                          ==========   ==========   ==========

--------------------------------------------------------------------------------
                         SOCIAL BALANCED PROSPECTUS - 34
--------------------------------------------------------------------------------

For investors who want more information about the Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Portfolio provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting your financial professional, or the Portfolio at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site:
www.calvert.com

You can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102, Telephone: (202) 942-8090.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-3591

                              AMERITAS PORTFOLIOS
                                   PROSPECTUS
                                 April 30, 2001
--------------------------------------------------------------------------------


ABOUT THE PORTFOLIOS
2    Investment Objectives and Strategies
11   Investment Practices and Risks

ABOUT YOUR INVESTMENT
16   The Fund and Its Management
17   Purchase, Exchange and Redemption of Shares
18   Dividends and Distributions
18   Taxes
18   Financial Highlights


PORTFOLIOS IN THIS PROSPECTUS
Ameritas Income & Growth Portfolio
Ameritas Growth Portfolio
Ameritas Small Capitalization Portfolio
Ameritas MidCap Growth Portfolio
Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio
Ameritas Index 500 Portfolio
Ameritas Money Market Portfolio
Ameritas Select Portfolio
Ameritas Micro Cap Portfolio








--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

AMERITAS INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The Ameritas Income & Growth Portfolio primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Subadvisor believes also offer opportunities for capital appreciation.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons
o The prices of growth company securities held by the series may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS
                                      -2-

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                            AMERITAS INCOME & GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     0.65%

     Best Quarter (of periods shown)    Q1  `00   12.16%
     Worst Quarter (of periods shown)   Q4  `00  (6.77%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Income & Growth                                 0.65%         16.32%
S&P 500 Index Monthly Reinvested                       (9.10%)        (3.47%)


* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS
                                      -3-

AMERITAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The  Ameritas  Growth  Portfolio  seeks  long-term  capital  appreciation.   The
objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS
                                      -4-

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                                AMERITAS GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (15.35%)

     Best Quarter (of periods shown)    Q1  `00     10.86%
     Worst Quarter (of periods shown)   Q4  `00   (14.98%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Growth                                        (15.35%)     (7.19%)
S&P 500 Index Monthly Reinvested                        (9.10%)     (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS
                                      -5-

AMERITAS SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The  Ameritas   Small   Capitalization   Portfolio   seeks   long-term   capital
appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The prices of small-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                         AMERITAS SMALL CAPITALIZATION
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (27.90%)

     Best Quarter (of periods shown)    Q1  `00      9.45%
     Worst Quarter (of periods shown)   Q4  `00   (19.54%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Small Capitalization                          (27.90%)     (15.39%)
Russell 2000 Growth Index Total Return                 (22.43%)      (8.11%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The Ameritas MidCap Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests in midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the U.S. over-the-counter market and having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P Midcap 400 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                             AMERITAS MIDCAP GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     12.56%

     Best Quarter (of periods shown)    Q1  `00     22.00%
     Worst Quarter (of periods shown)   Q4  `00   (10.19%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Midcap Growth                                 12.56%       23.46%
S&P Midcap 400 Index                                   17.50%       22.41%

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Massachusetts Financial Services Company


OBJECTIVE
The Ameritas Emerging Growth Portfolio seeks long-term growth of capital. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Emerging growth companies are companies which the Subadvisor believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio's investments may include securities traded on a securities exchange or in the over-the-counter markets.

The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o Because the Portfolio invests primarily in emerging growth companies, the Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies are often dependent on management by one or a few key individuals, have shares that suffer above-average price declines after disappointing earnings reports and have limited product lines, markets and financial resources. A decline in the value of these types of stocks may result in a decline in the Portfolio's net asset value and your investment
o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

                              AMERITAS PORTFOLIOS

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Total Return Index, as well as the S&P 500 Index. These are widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                            AMERITAS EMERGING GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (19.61%)

     Best Quarter (of periods shown)    Q1  `00     10.51%
     Worst Quarter (of periods shown)   Q4  `00   (19.33%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Emerging Growth                               (19.61%)       2.47%
Russell 2000 Index Total Return                         (3.03%)       7.32%
S&P 500 Index Monthly Reinvested                        (9.10%)     (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Massachusetts Financial Services Company


OBJECTIVE
The Ameritas Research Portfolio seeks long-term growth of capital and future income. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that the Subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

A committee of investment research analysts selects holdings for the Portfolio. This committee includes investment analysts employed not only by the Subadvisor, but also by MFS' investment advisory affiliates. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                               AMERITAS RESEARCH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (5.39%)

     Best Quarter (of periods shown)    Q1  `00      9.13%
     Worst Quarter (of periods shown)   Q4  `00   (12.36%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Research                                      (5.39%)        3.48%
S&P 500 Index Monthly Reinvested                       (9.10%)      (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Massachusetts Financial Services Company


OBJECTIVE
The Ameritas Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital with a secondary objective to seek reasonable current income. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the Subadvisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations, but the value of large cap company securities may not rise as much as the value of smaller cap company securities
o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                          AMERITAS GROWTH WITH INCOME
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (0.03%)

     Best Quarter (of periods shown)    Q3  `00     2.16%
     Worst Quarter (of periods shown)   Q4  `00   (2.88%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Growth With Income                            (0.03%)       4.14%
S&P 500 Index Monthly Reinvested                       (9.10%)     (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
SSgA Funds Management, Inc.


OBJECTIVE
The Ameritas Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the S&P(R) 500. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Portfolio seeks to track the S&P(R) 500. The S&P(R) 500 is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P(R) 500 in proportion to the weighting in the Index. If it is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market or the S&P(R)500 Index goes down
o The individual stocks in the Portfolio or the Portfolio as a whole does not perform as well as expected
o  An index fund has operating expenses;  a market index does not. The Portfolio
   - while expected to track its target index as closely as possible - will not be able to match the performance of the index exactly

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The S&P(R) 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. The Portfolio is not sponsored, sold, promoted or endorsed by Standard and Poors.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                               AMERITAS INDEX 500
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (9.54%)

     Best Quarter (of periods shown)    Q1  `00     2.15%
     Worst Quarter (of periods shown)   Q4  `00   (7.91%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Index 500                                     (9.54%)       (3.80%)
S&P 500 Index Monthly Reinvested                       (9.10%)       (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Calvert Asset Management Company, Inc.


OBJECTIVE
The Ameritas Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industry.

PRINCIPAL RISKS

o The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa
o Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease.
o The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.
o Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns, which can have a significant negative affect on issuers in the financial services sector

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Lipper Variable Annuity Money Market Index. This is a composite index of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                             AMERITAS MONEY MARKET
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     6.43%

     Best Quarter (of periods shown)    Q4  `00   1.62%
     Worst Quarter (of periods shown)   Q1  `00   1.50%

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Money Market                                   6.43%        6.35%
Lipper VA Money Market Index                            4.89%        4.81%

* Since Inception 10/29/99.

                              AMERITAS PORTFOLIOS

AMERITAS SELECT PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Harris Associates L.P.


OBJECTIVE
The Ameritas Select Portfolio seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Ameritas Select Portfolio invests primarily in common stocks of U.S. companies. The Portfolio is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Portfolio could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o Investing in "value" stocks presents the risk that value stocks may fall out of favor with investors and underperform growth stocks during given periods.
o The Portfolio is non-diversified. Compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Portfolio since it was recently organized.)

                              AMERITAS PORTFOLIOS

AMERITAS MICRO CAP PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
David L. Babson & Company Inc.


OBJECTIVE
The Ameritas Micro Cap Portfolio seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered to be undervalued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio will invest substantially all (but no less than 65%) of its total assets in common stocks of smaller companies. The Portfolio will invest primarily in equity securities of micro capitalization companies. Micro capitalization companies are those with capitalizations at the time of purchase of no more than 50% of the weighted average market capitalization of the Russell 2000 Index, measured as of the last time the Index was rebalanced, which is generally June 30 of each year. (This 50% figure was approximately $465 million as of June 30, 2000). The Portfolio may also invest to a lesser extent in companies with market capitalizations in excess of 50% of the weighted average market capitalization of the Russell 2000 Index. The Subadvisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.

The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the Portfolio's market capitalization range stated above.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The prices of micro-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies
o Investments in up-and-coming companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o The Portfolio will allocate its investments among various industry sectors. As in any actively managed fund, the Portfolio could miss upside potential by under- weighting industry sectors where there are significant returns, or could lose value overweighting industry sectors where there are significant declines.

                              AMERITAS PORTFOLIOS

o IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guide- lines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Portfolio since it was recently organized.)

                              AMERITAS PORTFOLIOS

INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------

The most concise description of each Portfolio's principal investment strategies and associated risks is under the earlier summaries for each Portfolio. The Portfolios are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO THE TABLE
J        Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8        Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
N/A      Not applicable to this type of portfolio


                                                                                           Growth
                                  Income                       MidCap  Emerging            With    Growth  Money           Micro
INVESTMENT PRACTICES              & Growth  Growth  Small Cap  Growth  Growth    Research  Income  5001    Market  Select  Cap
--------------------------------------------------------------------------------------------------------------------------------
ACTIVE TRADING STRATEGY/TURNOVER.   J         J       J          J       J         q         q       N/A     N/A     J       J
involves  selling a security soon
after purchase. An active trading
strategy  causes  a fund  to have
higher     portfolio     turnover
compared   to  other   funds  and
higher transaction costs, such as
commissions   and  custodian  and
settlement fees, and may increase
a  Portfolio's   tax   liability.
Risks:  Opportunity,  Market  and
Transaction.

TEMPORARY DEFENSIVE POSITIONS.      q         q       q          q       q         q         q       N/A     N/A     q       q
During adverse  market,  economic
or  political   conditions,   the
Portfolio  may  depart  from  its
principal  investment  strategies
by increasing  its  investment in
U.S.  government  securities  and
other short-term interest-bearing
securities.  During  times of any
temporary defensive positions,  a
Portfolio  may  not  be  able  to
achieve its investment objective.
Risks: Opportunity.

                                                         AMERITAS PORTFOLIOS
                                                                -23-

                                                                                           Growth
                                  Income                       MidCap  Emerging            With    Growth  Money           Micro
INVESTMENT PRACTICES (cont'd)     & Growth  Growth  Small Cap  Growth  Growth    Research  Income  5001    Market  Select  Cap
--------------------------------------------------------------------------------------------------------------------------------

CONVENTIONAL SECURITIES

STOCKS IN GENERAL
The  Fund  is  subject  to  stock   J         J       J          J       J         J         J       J       N/A     J        J
market risk. Stock prices overall
may  decline  over  short or even
long  periods.  The  Fund is also
subject to investment style risk,
which is the chance that  returns
from  the  type  of   stocks   it
purchases  (large-cap,   mid-cap,
etc.)  will  trail  returns  from
other   asset   classes   or  the
overall stock  market.  Each type
of  stock  tends  to  go  through
cycles  of doing  better or worse
than the stock market in general.
Finally,  individual  stocks  may
lose   value  for  a  variety  of
reasons,  even  when the  overall
stock   market   has   increased.
Risks: Market.

FOREIGN  SECURITIES.   Securities   20T       20T     20T        20T     25N       20N       20N     20N     q       25T      q
issued   by   companies   located
outside  the U.S.  and/or  traded
primarily on a foreign  exchange.
Risks:  Market, Currency,  Trans-
action,  Liquidity,   Information
and Political.

EMERGING    MARKET.    Securities   8         8       8          8       J         q         q       N/A     N/A     8        q
issued by  companies  located  in
those  countries  whose economies
and  capital  markets  are not as
developed   as   those   of  more
industrialized   nations.  Risks:
Market,  Currency,   Transaction,
Liquidity,     Information    and
Political.

SMALL CAP  STOCKS.  Investing  in   q         q       J          q       J         J         q       N/A     N/A     q        J
small companies  involves greater
risk than  with more  established
companies. Small cap stock prices
are   more   volatile   and   the
companies   often  have   limited
product lines, markets, financial
resources,     and     management
experience.     Risks:    Market,
Liquidity and Information.

INVESTMENT  GRADE  BONDS.   Bonds   q         q       q          q       q         q         q       N/A     N/A     25T      q
rated   BBB/Baa   or   higher  or
comparable unrated bonds.  Risks:
Interest Rate, Market and Credit.

                                                         AMERITAS PORTFOLIOS
                                                                 -24-

                                                                                           Growth
                                  Income                       MidCap  Emerging            With    Growth  Money           Micro
INVESTMENT PRACTICES (cont'd)     & Growth  Growth  Small Cap  Growth  Growth    Research  Income  5001    Market  Select  Cap
--------------------------------------------------------------------------------------------------------------------------------

CONVENTIONAL SECURITIES (cont'd)
BELOW-INVESTMENT   GRADE   BONDS.   8         8       8          8       5N        10N       8       N/A     N/A     q        8
Bonds  rated  below   BBB/Baa  or
comparable   unrated   bonds  are
considered  junk bonds.  They are
subject  to greater  credit  risk
than   investment   grade  bonds.
Risks: Credit,  Market,  Interest
Rate, Liquidity and Information.

UNRATED  DEBT  SECURITIES.  Bonds   8         8       8          8       q         q         q       N/A     J2      J        8
that  have  not  been  rated by a
recognized  rating  agency;   the
Advisor has determined the credit
quality    based   on   its   own
research.  Risks: Credit, Market,
Interest   Rate,   Liquidity  and
Information.

ILLIQUID  SECURITIES.  Securities   10N       10N     10N        10N     15N       15N       15N     15N     10N     15N      15N
which   cannot  be  readily  sold
because   there   is  no   active
market. Risks: Liquidity,  Market
and Transaction.

UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED          SECURITIES.   8         8       8          8       8         8         8       N/A     J2      8        8
Securities    are    backed    by
unsecured  debt,  such as  credit
card debt.  These  securities are
often        guaranteed        or
over-collateralized   to  enhance
their  credit   quality.   Risks:
Credit,    Interest    Rate   and
Liquidity.

MORTGAGE-BACKED       SECURITIES.   8         8       8          8       8         8         8       N/A     q2      8        8
Securities are backed by pools of
mortgages,  including passthrough
certificates,  and  other  senior
classes     of     collateralized
mortgage    obligations   (CMOs).
Risks:     Credit,     Extension,
Prepayment,     Liquidity     and
Interest Rate.

PARTICIPATION          INTERESTS.   8         8       8          8       8         8         8       N/A     q2      8        8
Securities     representing    an
interest  in another  security or
in  bank  loans.  Risks:  Credit,
Interest Rate and Liquidity.

                                                         AMERITAS PORTFOLIOS
                                                                -25-

                                                                                           Growth
                                  Income                       MidCap  Emerging            With    Growth  Money           Micro
INVESTMENT PRACTICES (cont'd)     & Growth  Growth  Small Cap  Growth  Growth    Research  Income  5001    Market  Select  Cap
--------------------------------------------------------------------------------------------------------------------------------

LEVERAGED DERIVATIVE INSTRUMENTS

CURRENCY   CONTRACTS.   Contracts   8         8       8          8       q         q         q       N/A     N/A     8        8
involving the right or obligation
to buy or sell a given  amount of
foreign  currency  at a specified
price  and  future  date.  Risks:
Currency, Leverage,  Correlation,
Liquidity and Opportunity.

OPTIONS   ON    SECURITIES    AND   8         8       8          8       q         8         8       5T3     N/A     8        q
INDICES.   Contracts  giving  the
holder  the  right  but  not  the
obligation  to purchase or sell a
security  (or the cash value,  in
the  case  of  an  option  on  an
index)  at  a   specified   price
within a specified  time.  In the
case   of    selling    (writing)
options,   the  Portfolios   will
write call  options  only if they
already own the  security  (if it
is  "covered").  Risks:  Interest
Rate, Currency, Market, Leverage,
Correlation,   Liquidity,  Credit
and Opportunity.

FUTURES  CONTRACT.  Agreement  to   8         8       8          8       q         8         q       J       N/A     8        q
buy or sell a specific  amount of
a    commodity    or    financial
instrument at a particular  price
on a specific future date. Risks:
Interest Rate, Currency,  Market,
Leverage, Correlation,  Liquidity
and Opportunity.

STRUCTURED  SECURITIES.   Indexed   8         8       8          8       8         q         8       N/A     N/A     8        8
and/or leveraged  mortgage-backed
and   other   debt    securities,
including    principal-only   and
interest-only         securities,
leveraged      floating      rate
securities,   and  others.  These
securities   tend  to  be  highly
sensitive   to   interest    rate
movements  and their  performance
may  not   correlate   to   these
movements   in   a   conventional
fashion.  Risks: Credit, Interest
Rate,   Extension,    Prepayment,
Market,  Leverage,  Liquidity and
Correlation.

----------

1  Only to the extent incorporated within the S&P(R)500
2  Must be money-market eligible under SEC Rule 2a-7
3  Based on net premium payments

The Portfolios have additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

                              AMERITAS PORTFOLIOS

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

INTEREST RATE RISK
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

MARKET RISK
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

                              AMERITAS PORTFOLIOS

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an
investment  may  be  adversely  affected  by  nationalization,   taxation,  war,
government instability or other economic or political actions or factors.

PREPAYMENT RISK
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

TRANSACTION RISK
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

THE FUND AND ITS MANAGEMENT

ABOUT AMERITAS INVESTMENT CORP.
Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolios pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Ameritas Portfolios, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the respective Portfolios, but has, at its own cost and expense, retained subadvisors to provide day-to-day portfolio management for each of the Portfolios.

SUBADVISORS AND PORTFOLIO MANAGERS

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) serves as the investment subadvisor to the Money Market Portfolio. Calvert has been managing mutual funds since 1976 and is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert uses a team approach to its management of the Money Market Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of the Portfolio. With the exception of the Ameritas Portfolios and Calvert New World Fund, Inc., Calvert is the investment adviser for all of the Calvert Group Funds. Mr. Martini has over 20 years of experience in the investment industry and has been the head of Calvert's asset management team since 1985.

DAVID L. BABSON & Company Inc. ("Babson") (One Memorial Drive, Cambridge, Massachusetts 02142) serves as the investment subadvisor to the Micro Cap Portfolio. Founded in 1940, Babson provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies.

Paul S. Szcygiel and Robert K. Baumbach are primarily responsible for the day-to-day management of the Micro Cap Portfolio. Mr. Szcygiel is a Senior Vice President of Babson and a Chartered Financial Analyst. He has over 16 years of investment experience. Mr. Szcygiel has been employed by Babson (and a company which merged into Babson) in portfolio management since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Baumbach, also a Senior Vice President of Babson and a Chartered Financial Analyst, has 15 years of investment experience. He has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments. Mr. Szcygiel and Mr. Baumbach are supported by a team of investment professionals.

                              AMERITAS PORTFOLIOS

FRED ALGER MANAGEMENT, INC. ("Alger") (1 World Trade Center, Suite 9333, New York, NY 10048) serves as the investment subadvisor to the Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios.

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio investments. Mr. Alger, a co-manager of the Portfolios, has been employed by Alger as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by Alger since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth, and Income & Growth Portfolios, has been employed by Alger since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995.

HARRIS ASSOCIATES L.P. ("Harris") (Two North LaSalle Street, Chicago, Illinois 60602) serves as the investment subadvisor to the Select Portfolio. The investment management firm of Harris Associates L.P. manages equity and balanced portfolios for individuals and institutions. Headquartered in Chicago, Harris Associates also serves as the adviser to The Oakmark Family of Funds, a family of no-load mutual funds. Harris Partners L.L.C., a subsidiary of Harris Associates, is the general partner to several alternative investment partnerships.

Select Portfolio is managed by Floyd J. Bellman, C.F.A., William C. Nygren, C.F.A., and Henry R. Berghoef, C.F.A. Mr. Bellman is Vice President in charge of the Investment Advisory Department. He received a Bachelor of Business Administration degree from the University of Wisconsin, Whitewater in 1980. He has twenty years of investment experience. Before joining Harris Associates in 1995, Mr. Bellman was Vice President and Chairman of the Personal Trust and Asset Management Committee at Harris Trust and Savings Bank. Mr. Nygren joined Harris as an analyst in 1983, and was the Director of Research from September, 1990 to April, 1998. Previously, he had been an analyst with Northwestern Mutual Life Insurance Company. He holds an M.S. in Finance from the University of Wisconsin (1981) and a B.S. in Accounting from the University of Minnesota
(1980). Mr. Berghoef joined Harris as an analyst in 1994 and has been a senior investment analyst since 1994. He holds an M.B.A. from George Washington
University (1985), an M.A. in International Studies from Johns Hopkins University (1974), and a B.A. in History from Calvin College (1971).

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") (500 Boylston Street, Boston, MA 02116) serves as the investment subadvisor to the Emerging Growth, Research, and Growth With Income Portfolios. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, the Massachusetts Investors Trust.

The Emerging Growth Portfolio is managed by Toni Y. Shimura, a Senior Vice President of MFS, who has been employed by MFS as a portfolio manager since
1987. As of May 1, 2001, Dale A. Dutile, John E. Lathrop and David E. Sette-Ducati will also serve as portfolio managers for the Emerging Growth
Portfolio. Both Dale A. Dutile and John E. Lathrop, both a Vice President of MFS, have been employed in the investment management area of MFS since 1994. David E. Sette-Ducati, also a Vice President of MFS, has been employed in the investment management area of MFS since 1995. John W. Ballen, President and Chief Investment Officer of MFS, provides general oversight of the series' portfolio. The Research Portfolio is currently managed by a committee comprised of various equity research analysts employed by MFS and MFS' investment advisory affiliates. John D. Laupheimer, a Senior Vice President of MFS and Mitchell D. Dynan, a Senior Vice President of MFS, are the portfolio managers for the Growth With Income Portfolio. They have been employed as portfolio managers by MFS since 1981 and 1986, respectively.

SSgA FUNDS MANAGEMENT, INC. ("SSgA") (225 Franklin Street, Boston, MA, 02110) serves as the investment subadvisor to the Index 500 Portfolio. SSgA is a subsidiary of State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds.

SSgA's portfolio management team consists of several members, headed by Peter Leahy. He joined SSgA in 1991, and heads the Global Structured Products Group. His responsibilities include management of international small cap index funds and research and development of new products and strategies.

                              AMERITAS PORTFOLIOS

ADVISORY FEES
The following table shows the aggregate annual advisory fee payable to AIC by each Portfolio as a percentage of that Portfolio's average daily net assets.

PORTFOLIO                                         ADVISORY FEE
--------------------------------------------------------------
Ameritas Income & Growth Portfolio                   0.625%
Ameritas Growth Portfolio                            0.75%
Ameritas Small Capitalization Portfolio              0.85%
Ameritas MidCap Growth Portfolio                     0.80%
Ameritas Emerging Growth Portfolio                   0.75%
Ameritas Research Portfolio                          0.75%
Ameritas Growth With Income Portfolio                0.75%
Ameritas Index 500 Portfolio                         0.24%
Ameritas Money Market Portfolio                      0.20%
Ameritas Select Portfolio                            0.92%
Ameritas Micro Cap Portfolio                         1.12%

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

                              AMERITAS PORTFOLIOS

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolios. For dividend purposes, net investment income of the Portfolios consists of all payments of dividends or interest received by such Portfolio, less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolios are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Portfolios' financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolios' fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolios' financial statements, are included in the Portfolios' annual report, which is available upon request. The information for prior years has been audited by other auditors.

                              AMERITAS PORTFOLIOS

FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
INCOME & GROWTH PORTFOLIO                                 2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $17.35        $13.83
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .05            --
   Net realized and unrealized gain (loss) ........         .07          4.03
                                                      ----------     ---------
      Total from investment operations ............         .12          4.03
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.03)            --
   Net realized gains .............................       (.78)         (.51)
                                                      ----------     ---------
      Total distributions .........................       (.81)         (.51)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......       (.69)          3.52
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $16.66        $17.35
                                                      ==========     =========

Total return ......................................       0.65%        29.14%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .34%    (.09%) (a)
                                                      ==========     =========
   Total expenses .................................        .77%      .79% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .71%      .68% (a)
                                                      ==========     =========
   Net expenses ...................................        .70%      .68% (a)
                                                      ==========     =========
Portfolio turnover ................................        164%           18%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $97,288       $80,385
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
GROWTH PORTFOLIO                                          2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $64.83        $56.04
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .04           .01
   Net realized and unrealized gain (loss) ........      (9.99)          8.79
                                                      ----------     ---------
      Total from investment operations ............      (9.95)          8.80
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.02)         (.01)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......      (9.97)          8.79
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $54.86        $64.83
                                                      ==========     =========

Total return ......................................    (15.35%)        15.70%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .05%      .12% (a)
                                                      ==========     =========
   Total expenses .................................        .87%      .90% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .82%      .79% (a)
                                                      ==========     =========
   Net expenses ...................................        .80%      .79% (a)
                                                      ==========     =========
Portfolio turnover ................................         99%           18%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $172,694      $197,953
                                                      ==========     =========

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
SMALL CAPITALIZATION PORTFOLIO                            2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $56.42        $44.05
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.18)        (0.05)
   Net realized and unrealized gain (loss) ........     (15.55)         12.86

      Total from investment operations ............     (15.73)         12.81
                                                      ----------     ---------
Distributions from
   Net realized gains .............................       (.27)        (0.44)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......     (16.00)         12.37
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $40.42        $56.42
                                                      ==========     =========

Total return ......................................    (27.90%)        29.10%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.33%)    (.54%) (a)
                                                      ==========     =========
   Total expenses .................................       1.00%     1.00% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .93%      .90% (a)
                                                      ==========     =========
   Net expenses ...................................        .91%      .90% (a)
                                                      ==========     =========
Portfolio turnover ................................        217%           21%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $90,017      $125,577
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
MIDCAP GROWTH PORTFOLIO                                   2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $31.50        $26.40
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.03)            --
   Net realized and unrealized gain (loss) ........        4.00          5.82
                                                      ----------     ---------
      Total from investment operations ............        3.97          5.82
                                                      ----------     ---------
Distributions from
   Net realized gains .............................       (.91)        (0.72)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......        3.06          5.10
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $34.56        $31.50
                                                      ==========     =========

Total return ......................................      12.56%        22.09%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.09%)    (.06%) (a)
                                                      ==========     =========
   Total expenses .................................        .94%      .97% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .87%      .84% (a)
                                                      ==========     =========
   Net expenses ...................................        .86%      .84% (a)
                                                      ==========     =========
Portfolio turnover ................................        118%           21%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $126,698       $75,643
                                                      ==========     =========

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
EMERGING GROWTH PORTFOLIO                                 2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $37.86        $25.82
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.09)         (.02)
   Net realized and unrealized gain (loss) ........      (7.32)         12.06
                                                      ----------     ---------
      Total from investment operations ............      (7.41)         12.04
                                                      ----------     ---------
Distributions from
   Net realized gains .............................       (.70)           --
                                                      ----------     ---------
Total increase (decrease) in net asset value ......      (8.11)         12.04
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $29.75        $37.86
                                                      ==========     =========

Total return ......................................    (19.61%)        46.63%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.26%)    (.45%) (a)
                                                      ==========     =========
   Total expenses .................................        .97%      .98% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .89%      .86% (a)
                                                      ==========     =========
   Net expenses ...................................        .86%      .85% (a)
                                                      ==========     =========
Portfolio turnover ................................        213%           18%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $113,563      $128,040
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
RESEARCH PORTFOLIO                                        2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $22.99        $20.24

Income from investment operations
   Net investment income (loss) ...................       (.02)            --
   Net realized and unrealized gain (loss) ........      (1.21)          3.01
                                                      ----------     ---------
      Total from investment operations ............      (1.23)          3.01
                                                      ----------     ---------
Distributions from
   Net realized gains .............................      (0.51)        (0.26)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......      (1.74)          2.75
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $21.25        $22.99
                                                      ==========     =========

Total return ......................................     (5.39%)        14.90%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.09%)    (.04%) (a)
                                                      ==========     =========
   Total expenses .................................       1.32%     1.42% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .90%      .89% (a)
                                                      ==========     =========
   Net expenses ...................................        .88%      .86% (a)
                                                      ==========     =========
Portfolio turnover ................................         90%           16%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $29,978       $25,929
                                                      ==========     =========

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
GROWTH WITH INCOME PORTFOLIO                              2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $21.17        $20.24
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .09           .02
   Net realized and unrealized gain (loss) ........       (.10)           .92
                                                      ----------     ---------
      Total from investment operations ............       (.01)           .94
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.04)         (.01)
   Net realized gain ..............................       (.03)            --
                                                      ----------     ---------
      Total distributions .........................       (.07)         (.01)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......       (.08)           .93
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $21.09        $21.17
                                                      ==========     =========

Total return ......................................      (.03%)         4.65%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .39%      .44% (a)
                                                      ==========     =========
   Total expenses .................................       1.23%     1.26% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .94%      .88% (a)
                                                      ==========     =========
   Net expenses ...................................        .90%      .88% (a)
                                                      ==========     =========
Portfolio turnover ................................         76%           16%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $32,740       $34,742
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
INDEX 500 PORTFOLIO                                       2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................     $167.30       $155.01
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................        1.63           .31
   Net realized and unrealized gain (loss) ........     (17.55)         12.23
                                                      ----------     ---------
      Total from investment operations ............     (15.92)         12.54
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.89)         (.25)
   Net realized gain ..............................      (1.83)            --
                                                      ----------     ---------
      Total distributions .........................      (2.72)         (.25)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......     (18.64)         12.29
                                                      ----------     ---------
Net asset value, ending ...........................     $148.66       $167.30
                                                      ==========     =========

Total return ......................................     (9.54%)         8.09%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .99%     1.16% (a)
                                                      ==========     =========
   Total expenses .................................        .40%      .40% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .31%      .29% (a)
                                                      ==========     =========
   Net expenses ...................................        .30%      .28% (a)
                                                      ==========     =========
Portfolio turnover ................................         32%            5%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $182,781      $206,872
                                                      ==========     =========

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
MONEY MARKET PORTFOLIO                                    2000          1999^^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................       $1.00         $1.00
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .06           .01
                                                      ----------     ---------
      Total from investment operations ............         .06           .01
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.06)        ( .01)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......          --            --
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................       $1.00         $1.00
                                                      ==========     =========

Total return ......................................      6.43%*          .99%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................       6.24%     5.67% (a)
                                                      ==========     =========
   Total expenses .................................        .33%      .33% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .30%      .26% (a)
                                                      ==========     =========
   Net expenses ...................................        .28%      .26% (a)
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $139,320      $199,938
                                                      ==========     =========

(a)  Annualized
^    From November 1, 1999 inception.
^^   From October 29, 1999 inception.

* Total return would have been 6.18% without the payment by affiliate, see Note B of Notes to Financial Statements.

                              AMERITAS PORTFOLIOS

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' respective Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolios' performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Ameritas Portfolios by contacting your broker, or the Fund at:

Ameritas Investment Corp.
5900 "O" Street
Lincoln, Nebraska 68510-1889
Telephone: 1-800-335-9858

Ameritas Web-Site Address: http://www.ameritas.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3591

                              AMERITAS PORTFOLIOS
                                   PROSPECTUS
                                 April 30, 2001
--------------------------------------------------------------------------------

ABOUT THE PORTFOLIOS
2    Investment Objectives and Strategies
10   Investment Practices and Risks

ABOUT YOUR INVESTMENT
14   The Fund and Its Management
15   Purchase, Exchange and Redemption of Shares
16   Dividends and Distributions
16   Taxes
16   Financial Highlights


PORTFOLIOS IN THIS PROSPECTUS
Ameritas Growth Portfolio
Ameritas Small Capitalization Portfolio
Ameritas MidCap Growth Portfolio
Ameritas Index 500 Portfolio









--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

AMERITAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The  Ameritas  Growth  Portfolio  seeks  long-term  capital  appreciation.   The
objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                                AMERITAS GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (15.35%)

     Best Quarter (of periods shown)    Q1  `00     10.86%
     Worst Quarter (of periods shown)   Q4  `00   (14.98%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Growth                                      (15.35%)       (7.19%)
S&P 500 Index Monthly Reinvested                      (9.10%)       (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The  Ameritas   Small   Capitalization   Portfolio   seeks   long-term   capital
appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The prices of small-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                         AMERITAS SMALL CAPITALIZATION
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (27.90%)

     Best Quarter (of periods shown)    Q1  `00      9.45%
     Worst Quarter (of periods shown)   Q4  `00   (19.54%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Small Capitalization                        (27.90%)      (15.39%)
Russell 2000 Growth Index Total Return               (22.43%)       (8.11%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
Fred Alger Management, Inc.


OBJECTIVE
The Ameritas MidCap Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests in midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the U.S. over-the-counter market and having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market goes down
o  The individual stocks in the Portfolio do not perform as well as expected
o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P Midcap 400 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                             AMERITAS MIDCAP GROWTH
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     12.56%

     Best Quarter (of periods shown)    Q1  `00     22.00%
     Worst Quarter (of periods shown)   Q4  `00   (10.19%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Midcap Growth                                 12.56%        23.46%
S&P Midcap 400 Index                                   17.50%        22.41%

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

AMERITAS INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

ADVISOR:
Ameritas Investment Corp.

SUBADVISOR:
SSgA Funds Management, Inc.


OBJECTIVE
The Ameritas Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the S&P(R) 500. The objective may be changed by the Fund's Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Portfolio seeks to track the S&P(R) 500. The S&P(R) 500 is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P(R) 500 in proportion to the weighting in the Index. If it is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

PRINCIPAL RISKS
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

o  The stock market or the S&P(R)500 Index goes down
o The individual stocks in the Portfolio or the Portfolio as a whole does not perform as well as expected
o  An index fund has operating expenses;  a market index does not. The Portfolio
   - while expected to track its target index as closely as possible - will not be able to match the performance of the index exactly

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The S&P(R) 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. The Portfolio is not sponsored, sold, promoted or endorsed by Standard and Poors.

                              AMERITAS PORTFOLIOS

PAST PERFORMANCE
The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

                               AMERITAS INDEX 500
                           YEAR-BY-YEAR TOTAL RETURN

     2000
     (9.54%)

     Best Quarter (of periods shown)    Q1  `00     2.15%
     Worst Quarter (of periods shown)   Q4  `00   (7.91%)

Average Annual Total Returns (as of 12.31.00)

                                                       1 YEAR        SINCE
                                                                   INCEPTION*

Ameritas Index 500                                    (9.54%)       (3.80%)
S&P 500 Index Monthly Reinvested                      (9.10%)       (3.47%)

* Since Inception 11/30/99. The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

                              AMERITAS PORTFOLIOS

INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------

The most concise description of each Portfolio's principal investment strategies and associated risks is under the earlier summaries for each Portfolio. The Portfolios are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

KEY TO THE TABLE
J     Portfolio currently uses as a principal investment practice
q Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)
8     Not permitted
xN    Allowed up to x% of Portfolio's net assets
xT    Allowed up to x% of Portfolio's total assets
N/A   Not applicable to this type of portfolio

                                                            MidCap
INVESTMENT PRACTICES                   Growth   Small Cap   Growth   Index 5001
--------------------------------------------------------------------------------

ACTIVE  TRADING  STRATEGY/TURNOVER.      J       J          J              N/A
involves  selling a  security  soon
after  purchase.  An active trading
strategy  causes  a  fund  to  have
higher portfolio  turnover compared
to   other    funds   and    higher
transaction    costs,    such    as
commissions   and   custodian   and
settlement fees, and may increase a
Portfolio's  tax liability.  Risks:
Opportunity,       Market       and
Transaction.

TEMPORARY DEFENSIVE POSITIONS.
During adverse market,  economic or      q       q          q              N/A
political conditions, the Portfolio
may  depart   from  its   principal
investment strategies by increasing
its  investment in U.S.  government
securities  and  other   short-term
interest-bearing securities. During
times  of any  temporary  defensive
positions,  a Portfolio  may not be
able  to  achieve  its   investment
objective. Risks: Opportunity.

CONVENTIONAL SECURITIES

STOCKS IN GENERAL
The Fund is subject to stock market      J       J          J              J
risk.   Stock  prices  overall  may
decline  over  short  or even  long
periods.  The Fund is also  subject
to investment  style risk, which is
the chance  that  returns  from the
type   of   stocks   it   purchases
(large-cap,   mid-cap,  etc.)  will
trail   returns  from  other  asset
classes   or  the   overall   stock
market. Each type of stock tends to
go through  cycles of doing  better
or worse  than the stock  market in
general. Finally, individual stocks
may lose  value  for a  variety  of
reasons,   even  when  the  overall
stock market has increased.  Risks:
Market.

                               AMERITAS PORTFOLIOS

                                                            MidCap
INVESTMENT PRACTICES (cont'd)          Growth   Small Cap   Growth   Index 5001
--------------------------------------------------------------------------------

FOREIGN   SECURITIES.    Securities      20T     20T        20T            20N
issued by companies located outside
the U.S. and/or traded primarily on
a foreign exchange.  Risks: Market,
Currency,  Transaction,  Liquidity,
Information and Political.

EMERGING MARKET.  Securities issued      8       8          8              N/A
by   companies   located  in  those
countries   whose   economies   and
capital    markets   are   not   as
developed    as   those   of   more
industrialized    nations.   Risks:
Market,   Currency,    Transaction,
Liquidity,      Information     and
Political.

SMALL  CAP  STOCKS.   Investing  in      q       J          q              N/A
small  companies  involves  greater
risk  than  with  more  established
companies.  Small cap stock  prices
are more volatile and the companies
often have limited  product  lines,
markets,  financial resources,  and
management    experience.    Risks:
Market, Liquidity and Information.

INVESTMENT GRADE BONDS. Bonds rated      q       q          q              N/A
BBB/Baa  or  higher  or  comparable
unrated  bonds.   Risks:   Interest
Rate, Market and Credit.

BELOW-INVESTMENT GRADE BONDS. Bonds      8       8          8              N/A
rated below  BBB/Baa or  comparable
unrated bonds are  considered  junk
bonds.  They are subject to greater
credit risk than  investment  grade
bonds.   Risks:   Credit,   Market,
Interest   Rate,    Liquidity   and
Information.

UNRATED DEBT SECURITIES. Bonds that      8       8          8              N/A
have not been rated by a recognized
rating  agency;   the  Advisor  has
determined the credit quality based
on its own research. Risks: Credit,
Market,  Interest  Rate,  Liquidity
and Information.

ILLIQUID   SECURITIES.   Securities      10N     10N        10N            15N
which   cannot  be   readily   sold
because there is no active  market.
Risks:   Liquidity,    Market   and
Transaction.

UNLEVERAGED DERIVATIVE SECURITIES

ASSET-BACKED SECURITIES. Securities      8       8          8              N/A
are backed by unsecured  debt, such
as   credit   card   debt.    These
securities are often  guaranteed or
over-collateralized    to   enhance
their   credit   quality.    Risks:
Credit,     Interest    Rate    and
Liquidity.

MORTGAGE-BACKED         SECURITIES.      8       8          8              N/A
Securities  are  backed by pools of
mortgages,   including  passthrough
certificates,   and  other   senior
classes of collateralized  mortgage
obligations (CMOs).  Risks: Credit,
Extension,   Prepayment,  Liquidity
and Interest Rate.

PARTICIPATION INTERESTS. Securities      8       8          8              N/A
representing an interest in another
security or in bank  loans.  Risks:
Credit,     Interest    Rate    and
Liquidity.

                              AMERITAS PORTFOLIOS

                                                            MidCap
INVESTMENT PRACTICES (cont'd)          Growth   Small Cap   Growth   Index 5001
--------------------------------------------------------------------------------

LEVERAGED DERIVATIVE INSTRUMENTS

CURRENCY    CONTRACTS.    Contracts      8       8          8              N/A
involving  the right or  obligation
to buy or  sell a given  amount  of
foreign  currency  at  a  specified
price  and  future   date.   Risks:
Currency,  Leverage,   Correlation,
Liquidity and Opportunity.

OPTIONS ON SECURITIES  AND INDICES.      8       8          8              5T2
Contracts  giving  the  holder  the
right  but  not the  obligation  to
purchase or sell a security (or the
cash  value,  in  the  case  of  an
option on an index) at a  specified
price within a specified  time.  In
the  case  of   selling   (writing)
options,  the Portfolios will write
call  options  only if they already
own   the   security   (if   it  is
"covered").  Risks:  Interest Rate,
Currency,     Market,     Leverage,
Correlation,  Liquidity, Credit and
Opportunity.

FUTURES CONTRACT.  Agreement to buy      8       8          8              J
or  sell  a  specific  amount  of a
commodity or  financial  instrument
at a particular price on a specific
future date. Risks:  Interest Rate,
Currency,     Market,     Leverage,
Correlation,      Liquidity     and
Opportunity.

STRUCTURED   SECURITIES.    Indexed      8       8          8              N/A
and/or  leveraged   mortgage-backed
and    other    debt    securities,
including     principal-only    and
interest-only securities, leveraged
floating   rate   securities,   and
others. These securities tend to be
highly  sensitive to interest  rate
movements and their performance may
not correlate to these movements in
a  conventional   fashion.   Risks:
Credit,  Interest Rate,  Extension,
Prepayment, Market,

1  Only to the extent incorporated within the S&P(R)500
2  Based on net premium payments

--------------------------------------------------------------------------------
The Portfolios have additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

                              AMERITAS PORTFOLIOS

TYPES OF INVESTMENT RISK

CORRELATION RISK
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

CREDIT RISK
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

EXTENSION RISK
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

INTEREST RATE RISK
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

LEVERAGE RISK
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

LIQUIDITY RISK
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MANAGEMENT RISK
The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

MARKET RISK
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

                              AMERITAS PORTFOLIOS

POLITICAL RISK
The risk that may occur with foreign investments, and means that the value of an
investment  may  be  adversely  affected  by  nationalization,   taxation,  war,
government instability or other economic or political actions or factors.

PREPAYMENT RISK
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

THE FUND AND ITS MANAGEMENT

ABOUT AMERITAS INVESTMENT CORP.
Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolios pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Ameritas Portfolios, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the respective Portfolios, but has, at its own cost and expense, retained subadvisors to provide day-to-day portfolio management for each of the Portfolios.

SUBADVISORS AND PORTFOLIO MANAGERS

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) serves as the investment subadvisor to the Money Market Portfolio. Calvert has been managing mutual funds since 1976 and is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert uses a team approach to its management of the Money Market Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of the Portfolio. With the exception of the Ameritas Portfolios and Calvert New World Fund, Inc., Calvert is the investment adviser for all of the Calvert Group Funds. Mr. Martini has over 20 years of experience in the investment industry and has been the head of Calvert's asset management team since 1985.

FRED ALGER MANAGEMENT, INC. ("Alger") (1 World Trade Center, Suite 9333, New York, NY 10048) serves as the investment subadvisor to the Growth, Small Capitalization and MidCap Growth Portfolios.

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio investments. Mr. Alger, a co-manager of the Portfolios, has been employed by Alger as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by Alger since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by Alger since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995.

                              AMERITAS PORTFOLIOS

SSgA FUNDS MANAGEMENT, INC. ("SSgA") (225 Franklin Street, Boston, MA, 02110) serves as the investment subadvisor to the Index 500 Portfolio. SSgA is a subsidiary of State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds.

SSgA's portfolio management team consists of several members, headed by Peter Leahy. He joined SSgA in 1991, and heads the Global Structured Products Group. His responsibilities include management of international small cap index funds and research and development of new products and strategies.

ADVISORY FEES
The following table shows the aggregate annual advisory fee payable to AIC by each Portfolio as a percentage of that Portfolio's average daily net assets.

PORTFOLIO                                         ADVISORY FEE
--------------------------------------------------------------
Ameritas Growth Portfolio                            0.75%
Ameritas Small Capitalization Portfolio              0.85%
Ameritas MidCap Growth Portfolio                     0.80%
Ameritas Index 500 Portfolio                         0.24%

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

                              AMERITAS PORTFOLIOS

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

DIVIDENDS AND DISTRIBUTIONS
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolios. For dividend purposes, net investment income of the Portfolios consists of all payments of dividends or interest received by such Portfolio, less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

TAXES
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolios are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Portfolios' financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolios' fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Portfolios' financial statements, are included in the Portfolios' annual report, which is available upon request. The information for prior years has been audited by other auditors.

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
GROWTH PORTFOLIO                                          2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $64.83        $56.04
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................         .04           .01
   Net realized and unrealized gain (loss) ........      (9.99)          8.79
                                                      ----------     ---------
      Total from investment operations ............      (9.95)          8.80
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.02)         (.01)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......      (9.97)          8.79
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $54.86        $64.83
                                                      ==========     =========

Total return ......................................    (15.35%)        15.70%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .05%      .12% (a)
                                                      ==========     =========
   Total expenses .................................        .87%      .90% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .82%      .79% (a)
                                                      ==========     =========
   Net expenses ...................................        .80%      .79% (a)
                                                      ==========     =========
Portfolio turnover ................................         99%           18%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $172,694      $197,953
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
SMALL CAPITALIZATION PORTFOLIO                            2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $56.42        $44.05
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.18)        (0.05)
   Net realized and unrealized gain (loss) ........     (15.55)         12.86
                                                      ----------     ---------
      Total from investment operations ............     (15.73)         12.81
                                                      ----------     ---------
Distributions from
   Net realized gains .............................       (.27)        (0.44)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......     (16.00)         12.37
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $40.42        $56.42
                                                      ==========     =========

Total return ......................................    (27.90%)        29.10%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.33%)    (.54%) (a)
                                                      ==========     =========
   Total expenses .................................       1.00%     1.00% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .93%      .90% (a)
                                                      ==========     =========
   Net expenses ...................................        .91%      .90% (a)
                                                      ==========     =========
Portfolio turnover ................................        217%           21%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................     $90,017      $125,577
                                                      ==========     =========

                              AMERITAS PORTFOLIOS

                              FINANCIAL HIGHLIGHTS

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
MIDCAP GROWTH PORTFOLIO                                   2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................      $31.50        $26.40
                                                      ==========     =========
Income from investment operations
   Net investment income (loss) ...................       (.03)            --
   Net realized and unrealized gain (loss) ........        4.00          5.82
                                                      ----------     ---------
      Total from investment operations ............        3.97          5.82
                                                      ----------     ---------
Distributions from
   Net realized gains .............................       (.91)        (0.72)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......        3.06          5.10
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................      $34.56        $31.50
                                                      ==========     =========

Total return ......................................      12.56%        22.09%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income (loss) ...................      (.09%)    (.06%) (a)
                                                      ==========     =========
   Total expenses .................................        .94%      .97% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .87%      .84% (a)
                                                      ==========     =========
   Net expenses ...................................        .86%      .84% (a)
                                                      ==========     =========
Portfolio turnover ................................        118%           21%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $126,698       $75,643
                                                      ==========     =========

                                                           PERIODS ENDED
                                                      --------------------------
                                                      DECEMBER 31,  DECEMBER 31,
INDEX 500 PORTFOLIO                                       2000          1999^
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING ........................     $167.30       $155.01
                                                      ==========     =========
Income from investment operations
   Net investment income ..........................        1.63           .31
   Net realized and unrealized gain (loss) ........     (17.55)         12.23
                                                      ----------     ---------
      Total from investment operations ............     (15.92)         12.54
                                                      ----------     ---------
Distributions from
   Net investment income ..........................       (.89)         (.25)
   Net realized gain ..............................      (1.83)            --
                                                      ----------     ---------
      Total distributions .........................      (2.72)         (.25)
                                                      ----------     ---------
Total increase (decrease) in net asset value ......     (18.64)         12.29
                                                      ----------     ---------
NET ASSET VALUE, ENDING ...........................     $148.66       $167.30
                                                      ==========     =========

Total return ......................................     (9.54%)         8.09%
                                                      ==========     =========
Ratios to average net assets:
   Net investment income ..........................        .99%     1.16% (a)
                                                      ==========     =========
   Total expenses .................................        .40%      .40% (a)
                                                      ==========     =========
   Expenses before offsets ........................        .31%      .29% (a)
                                                      ==========     =========
   Net expenses ...................................        .30%      .28% (a)
                                                      ==========     =========
Portfolio turnover ................................         32%            5%
                                                      ==========     =========
NET ASSETS, ENDING (IN THOUSANDS) .................    $182,781      $206,872
                                                      ==========     =========

(a)  Annualized
^    From November 1, 1999 inception.

                              AMERITAS PORTFOLIOS

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' respective Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolios' performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Ameritas Portfolios by contacting your broker, or the Fund at:

Ameritas Investment Corp.
5900 "O" Street
Lincoln, Nebraska 68510-1889
Telephone: 1-800-335-9858

Ameritas Web-Site Address: http://www.ameritas.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3591

                          CALVERT VARIABLE SERIES, INC.

                          SOCIAL MONEY MARKET PORTFOLIO
                        SOCIAL SMALL CAP GROWTH PORTFOLIO
                         SOCIAL MID CAP GROWTH PORTFOLIO
                      SOCIAL INTERNATIONAL EQUITY PORTFOLIO
                            SOCIAL BALANCED PORTFOLIO


                       Statement of Additional Information
                                 April 30, 2001


      This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 2001. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling
(800) 368-2748 or by writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814, or by visiting our website at www.calvert.com.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

Investment Policies and Risks                                                 2
Investment Restrictions                                                      12
Purchase and Redemption of Shares                                            14
Net Asset Value                                                              14
Taxes                                                                        15
Calculation of Yield and Total Return                                        15
Directors and Officers                                                       17
Investment Advisor and Subadvisors                                           19

Administrative Services Agent                                                20
Transfer and Shareholder Servicing Agent                                     20
Independent Accountants and Custodians                                       20
Method of Distribution                                                       21
Portfolio Transactions                                                       21
Personal Securities Transactions                                             22

General Information                                                          22
Appendix                                                                     24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

         Calvert Variable Series, Inc. ("the Fund") offers investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Social Portfolios offer investors a choice of five separate portfolios selected with a concern for the social impact of each investment: Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors")

FOREIGN SECURITIES

         Social International Equity and Social Small Cap Growth may invest all of their assets in foreign securities, although Social Small Cap Growth does not presently intend to invest in foreign securities. Social Money Market and Mid Cap Growth may each invest up to 25%, and Social Balanced may invest up to 10% of its assets in the securities of foreign issuers. Social Money Market may purchase only high quality, US dollar-denominated instruments.

         Under normal circumstances, Social International Equity will invest at least 65% of its assets in equity securities and at least 65% of its assets in the securities of issuers in no less than three countries, other than the U.S. Under normal circumstances, business activities in a number of different foreign countries will be represented in the Portfolio's investments. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. Under exceptional economic or market conditions, Social International Equity may invest substantially all of its assets in only one or two countries, or in U.S. government obligations or securities of companies incorporated in and having their principal activities in the U.S.

         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into US dollars.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical
climactic  conditions,   lack  of  significant  history  in  operating  under  a
market-oriented economy, or by political instability, including risk of expropriation.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions;

the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the US dollar, the value of the security in US dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolios may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

EUROCURRENCY CONVERSION RISK

         European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "Euro". Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

FOREIGN MONEY MARKET INSTRUMENTS

         Social Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of Social Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above.

SMALL CAP ISSUERS

         The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

         Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

REAL ESTATE INVESTMENT TRUSTS

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by trusts, while mortgage real estate investment trusts may be affected by the qualify of credit extended. REITs are dependant upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults it is conceivable that the REITs could end up holding the underlying real estate.

MORTGAGED - BACKED OR MORTGAGE - RELATED SECURITIES. The Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The Portfolio may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a United States Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the United States Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the United States Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Beside the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment refinancing or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these payments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-baked securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse affect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

PRIVATE PLACEMENTS AND ILLIQUID SECURITIES

         Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return.

         Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

TEMPORARY DEFENSIVE POSITIONS

         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, US government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE AGREEMENTS

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. GOVERNMENT-BACKED OBLIGATIONS

         Social Balanced may, in pursuit of its investment objective, invest in Ginnie Maes which, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

         The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

NON-INVESTMENT GRADE DEBT SECURITIES

         Social Balanced may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). The Portfolio's investment policy provides that it may not invest more than 20% of its assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. Social International Equity and Social Mid Cap may each invest up to 5% of its assets in lower quality debt securities. Social Small Cap Growth may invest up to 35% of its assets in debt securities without regard to investment grade, but will not purchase any debt securities rated below C. Non-investment grade debt securities are lower quality debt securities. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES

         Each Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor (as applicable) judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS AND FUTURES CONTRACTS

         Social International Equity, Social Small Cap Growth, Social Mid Cap Growth and Social Balanced may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         PUT AND CALL OPTIONS. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         COVERED OPTIONS. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         RISKS RELATED TO OPTIONS TRANSACTIONS. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         FUTURES TRANSACTIONS. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on US Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         OPTIONS ON FUTURES CONTRACTS. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a US exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         PUT OPTIONS ON FUTURES CONTRACTS. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         CALL OPTIONS ON FUTURES CONTRACTS. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         WRITING CALL OPTIONS ON FUTURES CONTRACTS. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

FOREIGN CURRENCY TRANSACTIONS (Not Applicable to Social Money Market)

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Portfolios will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisors and Subadvisors believe that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         FOREIGN CURRENCY OPTIONS (Not applicable to Social Money Market or Social Balanced). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

SWAP AGREEMENTS

         The Portfolio may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The Portfolio will only enter in swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

         The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables the investment performance of the Portfolio may be less favorable than it would have been if this investment technique were not used.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio:

         (1) Social International Equity, Social Small Cap Growth and Social Money Market may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act.
         (2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby, or, for Social Money Market, with respect to investments in money market instruments).
         (3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Portfolio may pledge, mortgage or hypothecate its assets.
         (4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Social Mid Cap, International Equity, and Small Cap Growth Portfolios may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         (6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

         NONFUNDAMENTAL INVESTMENT RESTRICTIONS

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets.
         (2) Each Portfolio may not acquire private placement investments until the value of the Portfolio's assets exceeds $20 million.
         (3) Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets.
         (4) Social International Equity, Social Small Cap Growth, Social Mid Cap Growth and Social Balanced may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.
         (5) Social Money Market may not purchase illiquid securities if more than 10% of the value of net assets would be invested in such securities.
         (6) Social International Equity, Social Mid Cap Growth and Social Balanced may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

         (7)  Social  Money  Market  may invest  only in  foreign  money  market instruments if they are of comparable quality to the obligations of domestic banks.
         (8) Social Balanced may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.
         (9) Social Balanced may not write, purchase or sell puts, calls or combinations thereof except in connection with when-issued securities.
         (10) Social International Equity may not write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
         (11) Social International Equity will limit its investment in securities of U.S. issuers to 5% of its net assets.

--------------------------------------------------------------------------------
                        PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. Social Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of Social Balanced, Social International Equity, Social Small Cap Growth and Social Mid Cap Growth fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of US portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         Social Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

         The Portfolios intend to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

         Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have the expired. The capital loss carryforward as of December 31, 2000, for Social Money Market was $0, Social Small Cap Growth was $321, Social Mid Cap Growth was $0, Social International Equity was $0, and Social Balanced was $0.

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

--------------------------------------------------------------------------------
                      CALCULATION OF YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------

YIELD (SOCIAL MONEY MARKET):

         From time to time Social Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Social Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. Social Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, Social Money Market's yield was 5.96% and its effective yield was 6.14%.

         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

TOTAL RETURN AND OTHER QUOTATIONS (ALL PORTFOLIOS EXCEPT SOCIAL MONEY MARKET):

         Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Portfolios for the periods indicated are as follows:

PERIODS ENDED
DECEMBER 31, 2000                       SEC AVERAGE ANNUAL RETURN

SOCIAL SMALL CAP GROWTH
One Year                                             6.29%
Five Years                                           7.60%
From Inception
(March 15, 1995)                                     8.20%

SOCIAL MID CAP GROWTH
One Year                                            11.57%
Five Years                                          15.50%
From Inception
(July 16, 1991)                                     13.80%

SOCIAL INTERNATIONAL EQUITY
One Year                                          (17.40%)
Five Years                                          11.02%
From Inception
(June 30, 1992)                                     10.38%

SOCIAL BALANCED
One Year                                           (3.04%)
Five Years                                          11.32%
Ten Years                                           11.24%
From Inception                                      10.55%
(September 2, 1986)

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. The Directors and Officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.

         *WILLIAM J. ATHERTON, Director. Mr. Atherton is President and Director of Ameritas Variable Life Insurance Company, a subsidiary of Ameritas Life and Ameritas Acacia Mutual Holding Company, which manufactures and distributes variable and fixed life and annuity policies. He was formerly President and Director of North American Security Life Insurance Company of Boston, MA. He serves on the Board of Directors of AMAL Corporation. Address: 2441 Bretigue Drive, Lincoln, Nebraska 68512. BOB: 01/15/39.
         FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is an attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. Mr. Blatz is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: DOB:
10/29/35.
         ALICE GRESHAM BULLOCK, Director. Ms. Bullock is a Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools. Ms. Bullock is a member of the Board of Trustees, the Levine School of Music, Brigham Young University and the Board of Directors of Council on Legal Education Opportunity. Address: 6127 Utah Avenue, Washington, D.C. 20015. DOB: 05/17/50.
         CHARLES E. DIEHL, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
         *THOMAS C. GODLASKY, Director Mr. Godlasky is Executive Vice President and Chief Investment Officer of AmerUs Group and President of AmerUS Capital Management, Inc. He was formerly a Manager of Fixed Income products at Providian Corp. He also serves on the Board of Directors of AmerUS Home Equity, AmVestors Corp. Delta Life & Annuity, Ameritas Variable Life Insurance Company, Ameritas Investment Corporation and AmerUS Group Foundation. He is also a Chartered Financial Analyst. Address: 1516 S. 42nd Street, West Des Moines, Iowa 50265.
DOB: 10/30/55.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and Trustee/Director of each of its subsidiaries. She is a Trustee/Director of each of the investment companies in the Calvert Group of

Funds. Prior to joining Calvert Group, in 1997, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Director. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank. DOB:
12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
         CYNTHIA H. MILLIGAN, Director. Ms. Milligan is Dean, College of business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions. She serves on the Board of Directors of Wells Fargo and Gallup, Inc. She also serves on the Board of Trustees of W.K. Kellogg Foundation.
Address: 2633 South 24th Street, Lincoln, Nebraska 68502. DOB: 4/11/46.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
DOB: 09/24/37.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         ROBERT J. O'MEARA, Vice President, Mr. O'Meara is Assistant Vice President, Investment Funds Administrator and Budget Administrator of Ameritas Variable Life Insurance Company. DOB: 12/12/62.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group in 1996, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle and Reath since 1993. DOB:
9/7/68.
         VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group since 1986. DOB: 10/15/58.
         JENNIFER STREAKS, Esq., Assistant Secretary. Ms. Streaks is Assistant General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group in 1999, Ms. Streaks was a Regulatory Analyst in the Market Regulation Department of the National Association of Securities Dealers since 1997. Prior to this, Ms. Streaks had been a law clerk to the Honorable Maurice Foley at the U.S. Tax court for the year since graduating from Howard University School of Law, where she was a student from 1993 - 1996. DOB: 08/02/71.
         MICHAEL V. YUHAS, JR., CPA, Controller of Funds. Mr. Yuhas is the Director of Fund Administration of Calvert Group, Ltd., and an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 08/04/61.
         HUI PING HO, CPA, Assistant Treasurer of both Calvert Group, Ltd., and the Funds. DOB: 07/06/65.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

         Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Group Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           DIRECTOR COMPENSATION TABLE
                                FISCAL YEAR 2000
                               (UNAUDITED NUMBERS)

                         AGGREGATE          PENSION OR       TOTAL COMPENSATION
                         COMPENSATION       RETIREMENT       FROM BENEFITS
                         FROM REGISTRANT    ACCRUED AS       REGISTRANT AND FUND
                         FOR SERVICE        PART OF          COMPLEX PAID TO
                         AS DIRECTOR        OF REGISTRANT    DIRECTOR **
                                            EXPENSES*

NAME OF DIRECTOR
Frank H. Blatz, Jr.      $11,500            $0               $48,500
Alice Gresham Bullock    $22,500            $0               $22,500
Charles E. Diehl         $11,500            $0               $48,500
M. Charito Kruvant       $4,000             $6,000           $44,000
Cynthia H. Milligan      $21,000            $0               $21,000
Arthur J. Pugh           $0                 $11,500          $48,500

*Messrs. Blatz, Diehl, and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2000, total deferred compensation, including dividends and capital appreciation, was: Blatz, $158,391; Diehl, $783,842; Pugh, $120,337 and Kruvant, $88,057.
**The Fund Complex had eleven (11) registered investment companies at December 31, 2000.

--------------------------------------------------------------------------------
                       INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia"). Acacia is a subsidiary of Ameritas Acacia Mutual Holding Company.

         For the Fund's fiscal years ended December 31, 1998, 1999, and 2000, Social Balanced paid Calvert investment advisory fees of $1,826,036, $1,515,657, and $1,522,353, respectively. For 1998, 1999, and 2000, Social Money Market paid investment advisory fees of $48,868, $50,712 and, $59,608, respectively. For 1998, 1999, and 2000, Social International Equity paid investment advisory fees of $161,550, $142,875, and $151,423, respectively, and received expense reimbursements from Calvert of $23,845, $3,707, and $0, respectively. For 1998, 1999, and 2000, Social Mid Cap Growth paid investment advisory fees of $250,773, $275,694, and $336,465, respectively. For 1998, 1999, and 2000 Social Small Cap Growth paid investment advisory fees of $35,088, $27,062, and $43,830, respectively, and received expense reimbursements from CALVERT of $0, $0, and $0, respectively.

SUBADVISORS

         Calvert has retained Awad Asset Management, Inc. as Subadvisor for Social Small Cap Growth. Awad Asset Management, Inc. is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor, of 0.40% of net assets.

         Calvert has retained Brown Capital Management, Inc. as Subadvisor for Social Mid Cap Growth. Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

         Calvert has retained Murray Johnstone International, Ltd. as Subadvisor for Social International Equity. Murray Johnstone International, Ltd. is controlled by Aberdeen Management, PLC. It receives a subadvisory fee, paid by the Advisor, of 0.45% of net assets.

         Calvert has retained NCM Capital Management Group, Inc. as Subadvisor for Social Balanced. NCM Capital Management Group, Inc. is a subsidiary of the North Carolina Mutual Life Insurance Company. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend an Investment Subadvisory Agreement without shareholder approval. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

--------------------------------------------------------------------------------
                          ADMINISTRATIVE SERVICES AGENT
--------------------------------------------------------------------------------

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

Social Money Market                                0.20%
Social Small Cap Growth                            0.25%
Social Mid Cap Growth                              0.25%
Social International Equity                        0.35%
Social Balanced                                    0.275%

         For 1998, 1999, and 2000, Social Small Cap Growth paid $3,899, $6,835, and $14,610, respectively; Social Mid Cap Growth paid $31,572, $93,247, and $129,410, respectively for 1998, 1999, and 2000; Social International Equity paid $40,000, $48,02, and $54,873, respectively for 1998, 1999, and 2000; Social
Money Market paid $20,957, and $35,076, respectively for 1999, and 2000; and Social Balanced paid, $749,534 and $985,052, respectively, for 1999 and 2000.

--------------------------------------------------------------------------------
                    TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

         For these services, CSSI and NFDS receive a fee based on average net assets.

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         Arthur Andersen LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 2000. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the

Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. CDI is entitled to compensation for services performed and expenses assumed. Payments to CDI may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 2000. CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor(s) may also consider sales of Fund shares as a factor in the selection of brokers.

         For the last three fiscal years, total brokerage commissions paid are as follows:

                                    1998             1999              2000
                                    ----             ----              ----
Social Small Cap Growth             $9,209           $5,720            $14,549
Social Mid Cap Growth               $37,585          $89,509           $69,367
Social International Equity         $69,583          $48,607           $61,087
Social Balanced                     $242,112         $271,226          $258,244

         For the last three fiscal years, Social Small Cap Growth paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of the Fund's Subadvisor as follows:

                                    1998             1999              2000
                                    ----             ----              ----
Social Small Cap Growth             $4,095           $1,318            $1,398

         For the fiscal year ended December 31, 2000, aggregate brokerage commissions paid to Raymond James represented 10% of Social Small Cap Growth's total commissions and 5% of the total dollar amount of commission transactions.

         While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

         If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.


For the fiscal year December 31, 2000, the Advisor directed brokerage for research services in the following amounts:

                                                                  RELATED
                                       AMOUNT OF TRANSACTIONS     COMMISSIONS
                                       ----------------------     -----------
Social Small Cap Growth                41,000 shares              $2,050
Social Mid Cap Growth                  420,100 shares             $21,005
Social International Equity            0 shares                   $0
Social Balanced (Equity Portion)       1,672,950 shares           $83,648

         The Portfolio turnover rates for the last two fiscal years are as follows:

                                    1999             2000
                                    ----             ----
Social Small Cap Growth    79%      106%
Social Mid Cap Growth               101%             97%
Social International Equity         59%              70%
Social Balanced*                    619%             762%

* Social Balanced's fixed-income investment strategies caused it to have a relatively high portfolio turnover compared to other portfolios.

         No Portfolio turnover rate can be calculated for Social Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of Social Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

--------------------------------------------------------------------------------
                        PERSONAL SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

         The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

         The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. Social Money Market, Social Small Cap Growth and Social International Equity are diversified. Social Mid Cap Growth and Social Balanced are non-diversified. The Fund was formerly known as "Acacia Capital Corporation" and the Portfolios, Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced, were formerly known as Calvert Responsibly Invested Money Market, Strategic Growth, Capital Accumulation, Global Equity and Balanced, respectively.

         The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

         All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

         The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S MUNICIPAL BOND RATINGS:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICES, INC.
         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

STANDARD & POOR'S CORPORATION
         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICES                      TRANSFER AGENT
Calvert Shareholder Services, Inc.        National Financial Data Services, Inc.
4550 Montgomery Avenue                    330 West 9th Street
Suite 1000N                               Kansas City, Missouri 64105
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER                     INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.                Arthur Andersen LLP
4550 Montgomery Avenue                    1601 Market Street
Suite 1000N                               Philadelphia, PA  19103
Bethesda, Maryland 20814

                          CALVERT VARIABLE SERIES, INC.

                       AMERITAS INCOME & GROWTH PORTFOLIO
                            AMERITAS GROWTH PORTFOLIO
                     AMERITAS SMALL CAPITALIZATION PORTFOLIO
                        AMERITAS MIDCAP GROWTH PORTFOLIO
                       AMERITAS EMERGING GROWTH PORTFOLIO
                           AMERITAS RESEARCH PORTFOLIO
                      AMERITAS GROWTH WITH INCOME PORTFOLIO
                          AMERITAS INDEX 500 PORTFOLIO
                         AMERITAS MONEY MARKET PORTFOLIO
                            AMERITAS SELECT PORTFOLIO
                          AMERITAS MICRO CAP PORTFOLIO

                       Statement of Additional Information
                                 April 30, 2001


         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectuses dated April 30, 2001. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling 1-800-335-9858 or by writing the Fund at 5900 "O" Street, Lincoln, Nebraska 68510-1889.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

Investment Policies and Risks                                                 1
Investment Restrictions                                                       9
Purchase and Redemption of Shares                                            16
Net Asset Value                                                              16
Taxes                                                                        17
Calculation of Yield and Total Return                                        17
Directors and Officers                                                       19
Investment Advisor and Subadvisors                                           21
Administrative Services Agent                                                23
Transfer and Shareholder Servicing Agent                                     23
Independent Accountants and Custodians                                       23
Method of Distribution                                                       24
Portfolio Transactions                                                       24
Personal Securities Transactions                                             26
General Information                                                          26
Appendix                                                                     27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

         The Ameritas Portfolios of Calvert Variable Series, Inc. ("the Fund") offer investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income. The Ameritas Portfolios offer investors a choice of eleven separate portfolios: Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500 Money Market, Select and Micro Cap Portfolios.

FOREIGN SECURITIES (Not applicable to the Index 500 and Money Market Portfolios)

         The Portfolios may invest a portion of their assets in foreign securities. The Emerging Growth, Select and Micro Cap Portfolios may invest up to 25%, and the other Portfolios may each invest up to 20% of their respective assets in the securities of foreign issuers. The Money Market Portfolio may purchase only high quality, U.S. dollar-denominated instruments.

         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical
climactic  conditions,   lack  of  significant  history  in  operating  under  a
market-oriented economy, or by political instability, including risk of expropriation.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

EUROCURRENCY CONVERSION RISK

         European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro". Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. The Advisor and Subadvisors have been reviewing all of their computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, subadvisors and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

FOREIGN MONEY MARKET INSTRUMENTS

         The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of the Money Market Portfolio that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

SMALL CAP ISSUERS

         The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

         Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

TEMPORARY DEFENSIVE POSITIONS

         For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements under which a Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. A Portfolio may engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. A Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, a Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS

         Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. A Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. GOVERNMENT-BACKED OBLIGATIONS

         Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

         The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

NON-INVESTMENT GRADE DEBT SECURITIES

         The Emerging Growth, Research and Select Portfolios may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). Emerging Growth's investment policy provides that it may not invest more than 5%, no more than 10% for Research, and no more than 25% for Select, of their respective net assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. There is no minimum rating standard required by either Portfolio, which includes non-investment grade debt securities. Lower quality debt securities, these securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality.
Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES

         A Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS AND FUTURES CONTRACTS

         The Emerging Growth, Growth With Income, Index 500 and Select Portfolios may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         PUT AND CALL OPTIONS. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         COVERED OPTIONS. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         RISKS RELATED TO OPTIONS TRANSACTIONS. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         FUTURES TRANSACTIONS. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         OPTIONS ON FUTURES CONTRACTS. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         PUT OPTIONS ON FUTURES CONTRACTS. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         CALL OPTIONS ON FUTURES CONTRACTS. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         WRITING CALL OPTIONS ON FUTURES CONTRACTS. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

FOREIGN CURRENCY TRANSACTIONS

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisor believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. A Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION AND MIDCAP GROWTH PORTFOLIOS

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

1. Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.
2. Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.
3. Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."
4. Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the
              Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.
5. Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.
6. Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
7. Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.
8. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.
9. Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.
10.           Invest in commodities.
11. Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.
12.           Issue senior securities.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

         1. Purchase or sell real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.
         2.   Write or sell puts,  calls,  straddles,  spreads  or  combinations thereof.
         3. Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.
         4. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.
         5.   Make  investments  for  the  purpose  of  exercising   control  or
              management.
         6. Invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.
         7. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund, Advisor or Subadvisor individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

         Except in the case of the 300% limitation set forth in Fundamental Investment Restriction No. 4, and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

EMERGING GROWTH, RESEARCH AND GROWTH WITH INCOME PORTFOLIOS

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

         1. Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed and then only as a temporary measure for extraordinary or emergency purposes.
         2. Underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.
         3. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Portfolios reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.
         4. Issue any senior securities except as permitted by the Investment Company Act of 1940. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.
         5. Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Portfolios' assets in repurchase agreements, shall not be considered the making of a loan.
         6. Purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry, except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

         1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (i.e., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Portfolios' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolios' limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Fund's Board of Directors (or its delegee), will not subject to this 15% limitation.
         2. Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, futures contracts and forward contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets. Invest for the purpose of exercising control or management.
         3. Hold obligations issued or guaranteed by any one U.S. Governmental agency or instrumentality, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Portfolios to fail to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations issued thereunder on segregated asset accounts that fund variable contracts.
         4. Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (provided that this restriction does not limit the exceptions set forth in Fundamental Investment Restriction No. 6).

         Except for Fundamental Investment Restriction No. 1 and Nonfundamental Investment Restriction No. 1, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of any of the restrictions.

INDEX 500 PORTFOLIO

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

         1. With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.
         2. Issue senior securities, except in connection with the insurance program established by the Portfolio pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.
         3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
         4. Underwrite securities issued by others, except to the extent that The Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.
         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
         7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
         8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
         2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
         3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of Fundamental Investment Restriction No. 3). The Portfolio will not borrow from other funds advised by Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.
         4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
         5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by: (a) lending up to 5% of its net assets to a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
         6. The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; except to the extent incorporated within the S&P 500.

         With respect to Nonfundamental Investment Restriction No. 4, if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

         With respect to the Portfolio's limitations on futures and options transactions, see the section entitled "Options and Futures Contracts".

MONEY MARKET PORTFOLIO

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

         1. Purchase the securities of any issuer if, as a result, the portfolio would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.
         2.   Issue senior securities.
         3. Borrow money, except that the portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
         4. Underwrite securities issued by others, except to the extent that the portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the portfolio will invest more than 25% of its total assets in the financial services industry.
         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
         7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
         8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
         9. Invest in companies for the purpose of exercising control or management.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         1. The Portfolio does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
         2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
         3. The Portfolio does not currently intend to purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
         4. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The Portfolio will not borrow from other funds advised by the Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 33 1/3% of the portfolio's total assets.
         5. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested insecurities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
         6. The Portfolio does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

         7. The Portfolio does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the portfolio's net assets) to a registered investment company or portfolio for which Advisor, Subadvisor or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
         8. The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         With respect to Nonfundamental Investment Restriction No. 1, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

         With respect to Nonfundamental Investment Restriction No. 5, if through a change in values, net assets, or other circumstances, the portfolio were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Select Portfolio

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

         1. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.
         2. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;
         3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Portfolio's assets at the time of borrowing. [Related Non-Fundamental Investment Restriction: The Portfolio will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Portfolio's total assets].
         4. Issue any senior security except in connection with permitted borrowings.
         5. Underwrite the distribution of securities of other issuers; however the Portfolio may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Portfolio could be regarded as an underwriter as defined by that act with respect to such resale.
         6. Make loans, but this restriction shall not prevent the Portfolio from (a) investing in debt obligations, (b) investing in repurchase agreements, or (c) lending its portfolio securities. [Related Non-Fundamental Investment Restriction: The Portfolio will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan).]
         7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate.
         8. Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

         1. Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities.
         2. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.
         3. Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction.
         4. Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts).
         5. Make short sales of securities unless the Portfolio owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration.
         6. Purchase or write a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money).
         7. Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

MICRO CAP PORTFOLIO

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

         1. Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Portfolio may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Portfolio's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.
         2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
         3. Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Portfolio.
         4. Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Portfolio's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Portfolio's assets.
         5. Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Portfolio has no intention of issuing senior securities except as set forth in Fundamental Investment Restriction No. 1).
         6. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)
         7.   Purchase or sell commodities or commodity contracts.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

         1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Directors of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

--------------------------------------------------------------------------------
                        PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share. The net asset values of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income and Index 500 Portfolios fluctuate based on the respective market value of a Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income and Index 500 Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

         The Portfolios intend to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 2000, for Income & Growth was $0, Growth was $0 Small Capitalization was $5,185,872, MidCap Growth was $0, Emerging Growth was $0, Research was $0, Growth With Income was $61,291, Index 500 was $0, and Money Market was $597.

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

--------------------------------------------------------------------------------
                      CALCULATION OF YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------

YIELD (MONEY MARKET):

         From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

              Effective yield = [(base period return) + 1]365/7 - 1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2000, Money Market's yield was 6.51% and its effective yield was 6.72%.

         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

TOTAL RETURN AND OTHER QUOTATIONS (ALL PORTFOLIOS EXCEPT MONEY MARKET):

         The Portfolios may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Portfolios for the periods indicated are as follows:

PERIOD ENDED
DECEMBER 31, 2000                       SEC AVERAGE ANNUAL RETURN

INCOME & GROWTH
One Year                                             0.65%
From Inception*                                     25.05%

GROWTH
One Year                                          (15.35%)
From Inception*                                    (1.75%)

SMALL CAPITALIZATION
One Year                                          (27.90%)
From Inception*                                    (5.93%)

MIDCAP GROWTH
One Year                                            12.56%
From Inception*                                     31.15%

EMERGING GROWTH
One Year                                          (19.61%)
From Inception*                                     15.06%

RESEARCH
One Year                                           (5.39%)
From Inception*                                      7.38%

GROWTH WITH INCOME
One Year                                           (0.03%)
From Inception*                                      3.88%

INDEX 500
One Year                                           (9.54%)
From Inception*                                    (1.89%)

* Inception for these portfolios was November 1, 1999.

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. The Directors and Officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.

         *WILLIAM J. ATHERTON, Director. Mr. Atherton is President and Director of Ameritas Variable Life Insurance Company, a subsidiary of Ameritas Life and Ameritas Acacia Mutual Holding Company, which manufactures and distributes variable and fixed life and annuity policies. He was formerly President and Director of North American Security Life Insurance Company of Boston, MA. He serves on the Board of Directors of AMAL Corporation. Address: 2441 Bretigue Drive, Lincoln, Nebraska 68512. BOB: 01/15/39.
         FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is an attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. Mr. Blatz is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: DOB:
10/29/35.
         ALICE GRESHAM BULLOCK, Director. Ms. Bullock is a Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools. Ms. Bullock is a member of the Board of Trustees, the Levine School of Music, Brigham Young University and the Board of Directors of Council on Legal Education Opportunity. Address: 6127 Utah Avenue, Washington, D.C. 20015. DOB: 05/17/50.
         CHARLES E. DIEHL, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
         *THOMAS C. GODLASKY, Director Mr. Godlasky is Executive Vice President and Chief Investment Officer of AmerUs Group and President of AmerUS Capital Management, Inc. He was formerly a Manager of Fixed Income products at Providian Corp. He also serves on the Board of Directors of AmerUS Home Equity, AmVestors Corp. Delta Life & Annuity, Ameritas Variable Life Insurance Company, Ameritas Investment Corporation and AmerUS Group Foundation. He is also a Chartered Financial Analyst. Address: 1516 S. 42nd Street, West Des Moines, Iowa 50265.
DOB: 10/30/55.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and Trustee/Director of each of its subsidiaries. She is a Trustee/Director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, in 1997, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Director. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank. DOB:
12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
         CYNTHIA H. MILLIGAN, Director. Ms. Milligan is Dean, College of business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions. She serves on the Board of Directors of Wells Fargo and Gallup, Inc. She also serves on the Board of Trustees of W.K. Kellogg Foundation.
Address: 2633 South 24th Street, Lincoln, Nebraska 68502. DOB: 4/11/46.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
DOB: 09/24/37.

         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         ROBERT J. O'MEARA, Vice President, Mr. O'Meara is Assistant Vice President, Investment Funds Administrator and Budget Administrator of Ameritas Variable Life Insurance Company. DOB: 12/12/62.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group in 1996, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle and Reath since 1993. DOB:
9/7/68.
         VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group since 1986. DOB: 10/15/58.
         JENNIFER STREAKS, Esq., Assistant Secretary. Ms. Streaks is Assistant General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to joining Calvert Group in 1999, Ms. Streaks was a Regulatory Analyst in the Market Regulation Department of the National Association of Securities Dealers since 1997. Prior to this, Ms. Streaks had been a law clerk to the Honorable Maurice Foley at the U.S. Tax court for the year since graduating from Howard University School of Law, where she was a student from 1993 - 1996. DOB: 08/02/71.
         MICHAEL V. YUHAS, JR., CPA, Controller of Funds. Mr. Yuhas is the Director of Fund Administration of Calvert Group, Ltd., and an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 08/04/61.
         HUI PING HO, CPA, Assistant Treasurer of both Calvert Group, Ltd., and the Funds. DOB: 07/06/65.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

         Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Group Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           DIRECTOR COMPENSATION TABLE
                                FISCAL YEAR 2000
                               (UNAUDITED NUMBERS)

                           AGGREGATE         PENSION OR      TOTAL COMPENSATION
                           COMPENSATION      RETIREMENT      FROM BENEFITS
                           FROM REGISTRANT   ACCRUED AS      REGISTRANT AND FUND
                           FOR SERVICE       PART OF         COMPLEX PAID TO
                           AS DIRECTOR       OF REGISTRANT   DIRECTOR **
                                             EXPENSES*
NAME OF DIRECTOR
Frank H. Blatz, Jr.          $11,500           $0            $48,500
Alice Gresham Bullock        $22,500           $0            $22,500
Charles E. Diehl             $11,500           $0            $48,500
M. Charito Kruvant           $4,000            $6,000        $44,000
Cynthia H. Milligan          $21,000           $0            $21,000
Arthur J. Pugh               $0                $11,500       $48,500

*Messrs. Blatz, Diehl, and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2000, total deferred compensation, including dividends and capital appreciation, was: Blatz, $158,391; Diehl, $783,842; Pugh, $120,337 and Kruvant, $88,057.

**The Fund Complex had eleven (11) registered investment companies at December 31, 2000.

--------------------------------------------------------------------------------
                       INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

The Advisor receives monthly fees based on the following annual rates of the Portfolio's average daily net assets:

Income & Growth                     0.625%
Growth                              0.75%
Small Capitalization                0.85%
MidCap Growth                       0.80%
Emerging Growth                     0.75%
Research                            0.75%
Growth With Income                  0.75%
Index 500                           0.24%
Money Market                        0.20%
Select                              0.92%
Micro Cap                           1.12%

The Portfolios' aggregate expenses were limited for a period of one year following November 1, 1999 (October 29, 1999 for Money Market) as reflected in the table below. For a period of one year following November 1, 2000, the Advisor has agreed to limit annual portfolio operating expenses to the expense ratios reflected in the table below.

Income & Growth                      .78%
Growth                               .89%
Small Capitalization                1.00%
MidCap Growth                        .94%
Emerging Growth                      .95%
Research                             .96%
Growth With Income                   .98%
Index 500                            .38%
Money Market                         .36%

         For the Fund's fiscal years ended December 31, 1999, and 2000, Income & Growth paid AIC investment advisory fees of $75,862 and $580,602, respectively and received expense reimbursements from AIC of $13,526 and $53,497, respectively; Growth paid $238,838 and $1,516,707, respectively and received expense reimbursements from AIC of $35,281 and $99,972, respectively; Small Capitalization paid $157,905 and $994,040, respectively and received expense reimbursements from AIC of $19,219 and $73,692; respectively; MidCap Growth paid $93,241 and $865,235, respectively and received expense reimbursements from AIC of $15,191, and $68,210, respectively; Emerging Growth paid $130,638 and $1,000,493, respectively and received expense reimbursements from AIC of $21,431 and $117,353, respectively; Research paid $31,003 and $221,330, respectively and received expense reimbursements from AIC of $21,930 and $126,063, respectively; Growth With Income paid $42,591 and $248,920, respectively and received expense reimbursements from AIC of $21,396 and $97,412, respectively; Index 500 paid $79,768 and $482,241, respectively and received expense reimbursements from AIC of $38,459 and $188,394, respectively; and Money Market paid $57,951 and $322,748, respectively and received expense reimbursements from AIC of $19,277 and $47,644, respectively.

SUBADVISORS

         AIC has retained Fred Alger Management, Inc. as Subadvisor for Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios. Fred Alger Management, Inc. is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. It receives a subadvisory fee, paid by the Advisor, of 0.355%, 0.48%, 0.58% and 0.53%, respectively, of each Portfolio's average daily net assets.

         AIC has retained Massachusetts Financial Services Company as Subadvisor for the Emerging Growth, Research, and Growth With Income Portfolios. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life of Canada (an insurance company). It receives a subadvisory fee, paid by the Advisor, of 0.50% of each Portfolio's average daily net assets.

         AIC has retained SSgA Funds Management, Inc. as Subadvisor for the Index 500 Portfolio. It is a subsidiary of State Street Bank and Trust. It receives a subadvisory fee, paid by the Advisor, of 0.05 % of the Portfolio's average daily net assets.

         AIC has retained Calvert Asset Management Company, Inc. as Subadvisor for the Money Market Portfolio. Calvert Asset Management Company, Inc. is a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia "). Acacia, in turn, is a subsidiary of Ameritas Acacia Mutual Holding Company. It receives a subadvisory fee, paid by the Advisor, of 0.15% of the Portfolio's average daily net assets.

         AIC has retained Harris Associates L.P. as Subadvisor for the Select Portfolio. Harris Associates is a limited partnership managed by its general partner, Harris Associates, Inc., which is a wholly-owned subsidiary of CDC Asset Management - North America, the investment management arm of France's Caisse des Depots Group. It receives a subadvisory fee, paid by the Advisor, of 0.65% of the Portfolio's average daily net assets.

         AIC has retained David L. Babson & Company Inc. as Subadvisor for the Micro Cap Portfolio. David L. Babson & Company is a wholly owned subsidiary of DLB Acquisition Corp., a holding company that is a majority-owned subsidiary of MassMutual Holding Trust I, which in turn is a holding company and wholly owned subsidiary of MassMutual Holding Company, a holding company and a wholly owned subsidiary of MassMutual, a mutual life insurance company. It receives a subadvisory fee, paid by the Advisor, of 0.85% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
                          ADMINISTRATIVE SERVICES AGENT
--------------------------------------------------------------------------------

         Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of 0.05% of each Portfolio's net assets or a minimum of $50,000 per Portfolio.

         For fiscal years 1999, and 2000, Income & Growth paid $8,356 and $50,000, respectively; Growth paid, $15,922 and $101,114, respectively; Small Capitalization paid $9,289 and $58,473, respectively; MidCap Growth paid $8,356 and $54,077, respectively; Emerging Growth paid 8,710 and $66,700, respectively; Research paid $8,356 and $50,000, respectively; Growth with Income paid $8,356 and $50,000, respectively; Index 500 paid $16,618 and $100,467, respectively; and Money Market paid $14,488 and $80,687, respectively.

--------------------------------------------------------------------------------
                    TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

         For these services, CSSI and NFDS may receive a fee based on the number of shareholder accounts in each Portfolio.

--------------------------------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         Arthur Andersen LLP, 1601 Market Street, Philadelphia, PA 19103, has been selected by the Board of Directors to serve as independent accountants for fiscal year 2000. State Street Bank and Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

--------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         Ameritas Investment Corp. also serves as the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, AIC markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. AIC is entitled to compensation for services performed and expenses assumed. Payments to AIC may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 2000. AIC is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between AIC and the broker-dealers. As the Advisor and Distributor, AIC, at its own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor(s) may also consider sales of Fund shares as a factor in the selection of brokers.

         For the last two fiscal years, total brokerage commissions paid are as follows:

                                    1999             2000
                                    ----             ----
Income & Growth                     $22,190          $191,424
Growth                              $53,290          $303,145
Small Capitalization                $28,139          $112,993
MidCap Growth                       $14,991          $121,585
Emerging Growth                     $25,004          $298,248
Research                            $6,760           $46,032
Growth With Income                  $9,414           $41,549
Index 500                           $3,074           $44,520
Money Market                        $0               $0

         For the last two fiscal years, Income & Growth, Growth, Small Capitalization and MidCap Growth paid brokerage commissions to Fred Alger & Company, Incorporated, the parent company of Fred Alger Management, Inc. as follows:

                                    1999             2000
                                    ----             ----
Income & Growth                     $22,190          $191,424
Growth                              $53,290          $302,662
Small Capitalization                $26,164          $104,068
MidCap Growth                       $14,391          $116,929

         For the fiscal year ended December 31, 2000, aggregate brokerage commissions paid to Fred Alger & Company, Incorporated are as follows:

                                                             2000
                                    2000                     (AS A % OF TOTAL
                                    (AS A % OF TOTAL         $ AMOUNT
                                    COMMISSIONS)             OF TRANSACTIONS)
                                    ------------             ----------------
Income & Growth                     100%                     68%

Growth                              100%                     69%
Small Capitalization                96%                      20%
MidCap Growth                       98%                      38%

         While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

         If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

         The Advisor did not direct any brokerage for research services for fiscal year 2000.

         The Portfolio turnover rates for the last two fiscal years are as follows:

                                    1999             2000
                                    ----             ----
Income & Growth                     18%              164%
Growth                              18%              99%
Small Capitalization                21%              217%
MidCap Growth                       21%              118%
Emerging Growth                     18%              213%
Research                            16%              90%
Growth With Income                  16%              76%
Index 500                           5%               32%

         No Portfolio turnover rate can be calculated for Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

--------------------------------------------------------------------------------
                        PERSONAL SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

         The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

         The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth Portfolios are diversified. The Research, Growth With Income, Index 500, Money Market, Select and Micro Cap Portfolios are non-diversified. The Fund issues separate stock for each
Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

         All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

         The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S MUNICIPAL BOND RATINGS:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICES, INC.
         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

STANDARD & POOR'S CORPORATION
         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

PART C. OTHER INFORMATION

Item 23.  Exhibits

99B.1a. Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

     b. Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

     c. Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.


     d. Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.


99B.2 Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.


99.B5. Investment Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

99.B5.a Sub-Investment Advisory Agreements, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.


99.B6 Underwriting Agreement, incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number
          0000708950-98-000006.

99.B8.    Custodian Agreement filed herewith.

99.B9 Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B9a    Transfer   Agency  Contract  and   Shareholder   Servicing   Contract,
          incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number 0000708950-98-000006.

99.B9.b. Administrative Services Agreement incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B10    Opinion and Consent of Counsel filed herewith.

99.B11.   Andersen Consent of Independent Accountants filed herewith.

99.B112   PWC Consent of Independent Accountants filed herewith.

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for Class A and Post-Effective Amendment No. 34, March 31, 1998 for Class B and C Share incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.a Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended on September 12, 1999, incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.b Power of Attorney Forms signed by each Director/Trustee, incorporated by reference to Registrant's Post-Effective Amendment No. 39, dated January 28, 1999, accession number 000070103999000001

99.B18 Code of Ethics incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B182   Code of Ethics for Alger filed herewith.

99.B183   Code of Ethics for MFS filed herewith.

99.B184   Code of Ethics for SSGA filed herewith.

99.B185   Code of Ethics for Harris filed herewith.

99.B186   Code of Ethics for DLB filed herewith.


Item 24.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.


Item 25. Indemnification

         Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity

Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Ameritas Acacia Mutual Holding Company  Officer
                           Acacia Life Insurance             and  Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Ameritas Acacia Mutual Holding Company Officer
                           Acacia Life Insurance

                           Acacia National Life Insurance         Officer
                           Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Life Insurance                  Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Jennifer Streaks           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Mike Yuhus
                           First Variable Rate Fund for    Fund Controller
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

Hui Ping Ho
                           First Variable Rate Fund for           Treasurer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves,
Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address*          Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Director

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial
                           Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President            None

Karen Becker               Vice President, Operations       None

Geoffrey Ashton            Regional Vice President          None

Martin Brown               Regional Vice President          None

Bill Hairgrove             Regional Vice President          None

Anthony Eames              Regional Vice President          None

Steve Himber               Regional Vice President          None

Tanya Williams             Regional Vice President          None

Ben Ogbogu                 Regional Vice President          None

Christine Teske            Regional Vice President          None

Jennifer Streaks           Assistant Secretary              None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary              None
                           and Compliance Officer

Mike  Yuhas                None                            Controller

Hui  Ping  Ho              None                            Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 24th day of April, 2001.


CALVERT VARIABLE SERIES, INC.

By:
_______________**__________________
Barbara J. Krumsiek
President and Director

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                             Date

__________**____________            President and                     4/24/01
Barbara J. Krumsiek                 Trustee (Principal
                                    Executive Officer)

__________**____________            Principal Accounting              4/24/01
Ronald M. Wolfsheimer               Officer

__________**____________            Director                          4/24/01
Charles E. Diehl

__________**____________            Director                          4/24/01
Arthur J. Pugh

__________**____________            Director                          4/24/01
Frank H. Blatz, Jr.

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney